As filed with the Securities and Exchange Commission on October 27, 1999

                                           1933 Act Registration Number 33-78234
                                           1940 Act Registration Number 811-8488



                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
         Pre-Effective Amendment No.                                         |_|

         Post-Effective Amendment No.   7                                    |X|

                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|
         Amendment No.   8                                                   |X|



                                 KPM FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                              10250 Regency Circle
                                 Omaha, NE 68114
                         (Address of Principal Offices)

               Registrant's Telephone Number, including Area Code:
                                 (402) 392-7931

                                 Rodney D. Cerny
                              10250 Regency Circle
                                 Omaha, NE 68114
                     (Name and Address of Agent for Service)


                        Copies of all communications to:
                               John C. Miles, Esq.
                  Cline, Williams, Wright, Johnson & Oldfather
                 1900 U.S. Bank Building, 233 South 13th Street
                                Lincoln, NE 68508

Approximate Date of Proposed Public Offering:___________________________________

It is proposed that this filing will become effective (check appropriate box) _____ immediately upon filing pursuant to paragraph (b) of Rule 485 under the
       Securities Act of 1933.
__X__  on November 1, 1999 pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)(1)
_____  on ________________ pursuant to paragraph (a)(1)
_____  75 days after filing pursuant to paragraph (a)(2)
_____  on ________________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                     [LOGO]

                                   KPM FUNDS

                                   PROSPECTUS

                              KPM Equity Portfolio

                                November 1, 1999

[LOGO]

KPM FUNDS, INC.

KPM EQUITY PORTFOLIO
Providing capital appreciation


PROSPECTUS
November 1, 1999


Investment Adviser
KPM Investment Management, Inc.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS

Risk/Return Summary............................................................3
Past Performance...............................................................4
Fee Tables.....................................................................5
Investment Objective, Policies and Risks.......................................6
Management.....................................................................8
Distribution of Shares.........................................................9
Pricing of Shares..............................................................9
Purchase of Shares............................................................10
Redemption of Shares..........................................................11
Individual Retirement Accounts................................................13
Dividends and Capital Gain Distributions and Taxes............................13
Financial Highlights..........................................................15
Year 2000 Issue...............................................................15


Risk/Return Summary
--------------------------------------------------------------------------------


Investment Objective
To provide capital appreciation.

Principal Investment Strategies
At least 65% of the KPM Equity Portfolio's ("Equity Portfolio") total assets will ordinarily be invested in domestic equity securities consisting of common stock and other securities convertible into common stock. In making selections for the Equity Portfolio, the Adviser will use an investment approach based on fundamental analysis with a value philosophy. The Adviser seeks to identify small, medium and large capitalized companies that are selling at market prices below what the Adviser believes to be their intrinsic value.

Principal Risks
The Equity Portfolio may be suitable for investors who wish to invest for the long term and are willing to accept a high degree of volatility and risk.

o Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Equity Portfolio is likely to decline in value. Therefore, you may lose money if the value of the Equity Portfolio declines.

o Stock Selection Risks: The stocks selected by the Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Equity Portfolio's objective.

o Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the Adviser would like to sell. The Adviser may have to sell the securities at a price lower than it believes reasonable, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

o Small and Medium-Sized Companies Risks: The Equity Portfolio may invest in the stocks of small, medium and large-sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the fund's portfolio.


Please note that an investment in KPM Funds is not a deposit of any bank and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Past Performance
--------------------------------------------------------------------------------

The bar charts and tables below illustrate the variability of the Equity Portfolio's returns. The bar chart indicates the risks of investing in the Portfolio by showing the changes in the Portfolio's performances from year to year on a calendar year basis. The table shows how the Portfolio's average annual returns for one year and since inception ended December 31, 1998, compare with those of a broad measure of market performance. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Total Return
(per calendar year)

             12/31/95    12/31/96    12/31/97    12/31/98
             --------    --------    --------    --------
             32.56%      29.05%      20.09%      -3.89%

The total return for the nine months ended September 30, 1999 was -5.85%.

Best Quarter:  Oct. - Dec. 1998        13.69%
Worst Quarter:  July - Sept. 1998     -17.77%


            -------------------------------- ---------- ------------
              Average annual total return     1 Year       Since
                   through 12/31/98                      Inception
            -------------------------------- ---------- ------------
              KPM Equity Portfolio1              -3.89       16.93
            -------------------------------- ---------- ------------
              S&P 500 Composite Index2           28.58       28.02
            -------------------------------- ---------- ------------

1 KPM Equity Portfolio commenced operations on July 5, 1994.
2 The S&P 500 Composite Index is an index of 500 selected common stocks. The index consists primarily of stocks with large market capitalizations and represents approximately two-thirds of the total market value of all U.S. common stocks. The returns for this index do not reflect any fees or expenses.


Fee Tables
--------------------------------------------------------------------------------

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Equity Portfolio. These fees are described in the tables below and further explained in the example that follows.

SHAREHOLDER FEES1
(fees paid directly from your investment)
-------------------------------------------------------------- -----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a                None
percentage of offering price)
Maximum Deferred Sales Charge (Load)                                  None
(as percentage of offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None
Redemption Fee                                                        None1
Exchange Fee                                                          None
-------------------------------------------------------------- -----------------


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------- -----------------
Management Fees                                                      0.80%
Distribution and Service (12b-1) Fees2                               0.25%
Other Expenses3                                                      0.38%
                                                                     -----
Total Annual Portfolio Operating Expenses3                           1.43%
                                                                     -----
Expense Reimbursement                                                 None
Net Expenses                                                         1.43%
                                                                     =====
-------------------------------------------------------------- -----------------
1 Although no sales loads or transaction fees are charged, you will be assessed a $12.00 fee for outgoing wire transfers and a $25.00 fee for returned checks.

2 Rule 12b-1 fees assessed against Portfolio assets of institutional shareholders are rebated back to the institutional shareholder accounts by the Portfolio's Distributor.

3 The amount shown for other expenses and total operating expenses represent the other expenses and total operating expenses after expense reimbursements by the Adviser. By contract, the Adviser may voluntarily reimburse the Equity Portfolio monthly to the extent the annual expenses of the Portfolio exceed 1.50% of the Portfolio's average daily net assets.

Example: This example is intended to help compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that:

(1) You invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods,
(2)      your investment has a 5% return each year,
(3)      all dividends and distributions have been reinvested, and
(4)      that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                 ----------- ---------- ---------- -----------
                    1 year     3 years    5 years    10 years
                 ----------- ---------- ---------- -----------
                     $146       $452       $782       $1,713
                 ----------- ---------- ---------- -----------


Investment Objective, Policies and Risks
--------------------------------------------------------------------------------

The investment objective, policies and risks of the Portfolio are discussed in further detail below. Unlike the investment objective, the investment policies and techniques employed in pursuit of the Portfolio's objectives may be changed without shareholder approval, unless otherwise identified as fundamental policies. There is no assurance that these objectives will be achieved.


Investment Objective
The investment objective of the Equity Portfolio is to provide capital appreciation.

Principal Investment Policies
To reach its investment objective, the Equity Portfolio will ordinarily invest at least 65% of its total assets in equity securities consisting of common stock and other securities convertible into common stock. In making selections for the Equity Portfolio, the Adviser employs a value philosophy utilizing a conservative "bottom-up" approach based on fundamental analysis. The Adviser's philosophy can be summarized in its mission statement, which is "to find high quality companies that are selling at prices we believe are below their intrinsic value."

The Adviser views "intrinsic value" of a company as the value of a company based upon:

o  the nature of the company's business,
o the amount of earnings power based on a realistic expectation of the company's asset growth and profitability,
o  the level and sustainability of returns relative to the capital employed, and
o  the current economic/investment environment.

In terms of "high quality companies," the Adviser seeks companies with a strong balance sheet, above-average historical growth of sales and earnings, companies with superior profitability as evidenced by a high return on equity, and strong management as evidenced by a good historical track record. The Adviser attempts to buy and hold securities over an anticipated three to five year period.

The Adviser uses several methodologies to value the securities including, but not limited to, price-to-earnings ratios, price-to-book value ratios, past and future earnings projections, and strength and vision of management.
The Adviser also uses an analysis of the cash flow generated by the company related to the amount of invested capital employed. Generally, the Adviser looks for companies that are selling at a discount price-to-earnings ratio and discount price-to-book ratio relative to the company's peer group and/or relative to the market as a whole. The Adviser considers selling securities as they achieve their target price or when there is a fundamental change in the company's business prospects or other investment criteria.

There are two areas of the market where the Adviser concentrates its analytical efforts: (1) large companies and (2) small to medium-sized companies.

Large Companies Stocks: In choosing stocks of large companies, the Adviser analyzes large capitalization companies well known by the investment community, but out of favor due to a recent fundamental problem, such as a temporary decline in earnings. The Adviser defines "large capitalization" as companies with market capitalizations in excess of $7.5 billion. The Adviser attempts to take advantage of the short-term oriented thinking displayed by many investment professionals by analyzing companies whose stocks have been sold off dramatically due to a quarterly earnings report or monthly sales figure that comes up short of the published estimates. When the Adviser determines that the long-term fundamental value of a company has not been harmed by such short-term earnings expectations, whether or not they ultimately prove to be accurate, the Adviser will initiate purchases at prices it believes provide solid value.

Small to Medium-Sized Companies Stocks: In selecting stocks of small to medium-sized companies, the Adviser analyzes small to medium-sized companies that it believes are not well received or followed by the research community. These companies range in size from $100 million to $7.5 billion in market capitalization. The same analysis performed on the large companies is followed by the Adviser for these smaller to mid-sized companies; however, because of the lack of widespread published research on these companies, the Adviser may frequently utilize more direct research techniques, including company visitations and interviews with management. Investments in smaller capitalization companies may involve greater risk than investment in other companies. The securities of smaller capitalized companies may be subject to more abrupt or erratic market movements, and many of them have limited product lines, markets, financial resources and/or management capabilities.

Non-Principal Investment Policies
In addition to the equity securities mentioned above, the Equity Portfolio may invest in:

o U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities which include U.S. Treasury bills, notes and bonds),
o Convertible securities rated BBB or better by S&P or Baa or better by Moody's,
o Options for hedging purposes,
o Money market instruments (i.e., U.S. Treasury bills and short-term notes, U.S. Government Securities subject to repurchase agreements, bank obligations, commercial paper, and other money market mutual funds), and
o Repurchase Agreements on U.S. Government Securities.

Temporary Investments: To respond to adverse or abnormal market, economic, political and other conditions, the Equity Portfolio may deviate from its policies and invest up to 100% of its assets in U.S. Government securities and money market instruments described above to maintain liquidity. To the extent the Equity Portfolio engages in this temporary defensive strategy, it may not achieve its investment objective.

Additional Investment Risks
In addition to the principle risks mentioned in the Risk/Return Summary, the Equity Portfolio is subject to the following risks:

Portfolio Turnover Risks: The Adviser may engage in active trading of Portfolio securities to achieve its investment goals. This practice could result in the Equity Portfolio experiencing a high turnover rate (100% or more). High portfolio turnover rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the performance of the Equity Portfolio.

Options Risks: The Equity Portfolio may buy or sell options for hedging purposes only. The Portfolio may purchase put options to protect the portfolio holdings in an underlying security against a substantial decline in market value. The Portfolio may also purchase call options to hedge against an increase in prices of securities the Portfolio ultimately wants to buy. This hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Portfolio or if the strategy does not correlate well with the Equity Portfolio's investments. The use of options may produce a loss for the Portfolio, even when used only for hedging purposes.

The Statement of Additional Information contains more information about the Equity Portfolio and the types of securities in which it may invest.


Management
--------------------------------------------------------------------------------

Investment Adviser
KPM Investment Management, Inc. ("KPM" or "Adviser") is the investment adviser for the Equity Portfolio. KPM has been retained under an Investment Advisory Agreement with KPM Funds to act as the Portfolio's investment adviser subject to the authority of the Board of Directors. (The Statement of Additional Information contains more information regarding the Board of Directors). KPM is a wholly-owned subsidiary of KFS Corporation, which is a wholly owned subsidiary of Mutual of Omaha Insurance Company.

Under the Investment Advisory Agreement, the Adviser receives a monthly fee computed at an annual rate of 0.80% of average daily net assets.

The Adviser furnishes the Equity Portfolio with investment advice and in general, supervises the management and investment programs of KPM Funds. The Adviser provides all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Portfolio, investment advisory facilities, executive and supervisory personnel for managing the investments and effecting the securities transactions of the Portfolio. In addition, the Adviser pays the salaries and fees of all officers and directors of KPM Funds who are affiliated persons of the Adviser.


Portfolio Managers
Rodney D. Cerny, President of KPM Funds, Inc. and Executive Vice President and Chief Investment Officer of the Adviser, co-manages the Equity Portfolio with Bruce H. Van Kooten (see below). Mr. Cerny also serves as a director for Kirkpatrick Pettis Trust Company and is the Executive Vice President and Chief Investment Officer at Kirkpatrick, Pettis, Smith, Polian Inc. Mr. Cerny has been an investment analyst since 1975 and has been affiliated with KPM in various capacities since 1986. During that time, Mr. Cerny has managed many taxable and tax-exempt portfolios for high net worth individuals and corporations. Mr. Cerny is a Chartered Financial Analyst with a Bachelor of Science Degree from the University of Nebraska-Lincoln.

Bruce H. Van Kooten, First Vice President and Portfolio Manager for the Adviser, co-manages the Equity Portfolio with Rodney D. Cerny (see above). Mr. Van Kooten has been a portfolio manager with KPM since 1988. As such, Mr. Van Kooten has managed many taxable and tax-exempt portfolios for high net worth individuals and corporations. Prior to that time, Mr. Van Kooten was a Trust Investment Officer for a regional national bank from 1982 through 1988. Mr. Van Kooten is a Chartered Financial Analyst with a Bachelor of Science Degree from Iowa State University.

Fund Administration, Fund Accounting, Transfer Agent and Custody Services Firstar Mutual Fund Services, LLC serves as KPM Funds' administrator, transfer agent and fund accountant. As such, Firstar Mutual Fund Services, LLC provides all necessary recordkeeping services and share transfer services for KPM Funds. Firstar Bank Milwaukee, N.A. serves as custodian for KPM Funds.


Distribution of Shares
--------------------------------------------------------------------------------

Distributor
Kirkpatrick, Pettis, Smith, Polian Inc., ("Kirkpatrick Pettis" or "Distributor") a wholly owned subsidiary of Mutual of Omaha Insurance Company, serves as distributor and principal underwriter for the shares of KPM Funds pursuant to a Distribution Agreement and a Rule 12b-1 Plan. Kirkpatrick Pettis is located at 10250 Regency Circle, Omaha, Nebraska 68114.

Rule 12b-1 Plan and Distribution Agreement
The KPM Funds have adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Equity Portfolio may pay up to an annual rate of 0.25% of the average daily net asset value of shares to the Distributor. The Distributor uses this fee to finance activities that promote the sale of the Portfolio's shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectus to persons other than current shareholders, printing and mailing sales literature, and compensating broker-dealers, and sales personnel. The Distributor rebates the appropriate portion of the Rule 12b-1 fees back to institutional shareholders.

The Distributor may enter into related selling group agreements with various broker-dealer firms that provide distribution services to investors. Although the Distributor does not currently compensate firms for selling shares of the Portfolios, it may elect to compensate the firms solely from its assets. The
Distributor may, from time to time, pay additional commissions or promotional incentives to firms that sell shares of KPM Funds. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of KPM Funds, or of other funds distributed by Kirkpatrick Pettis.

Rule 12b-1 fees are paid to Kirkpatrick Pettis out of Portfolio assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Pricing of Shares
--------------------------------------------------------------------------------

The Portfolio determines its net asset value each day the New York Stock Exchange (the "Exchange") is open for business. The calculation is made as of the close of business of the Exchange (currently 4:00 p.m., Eastern Standard
Time) after the Portfolio declares any applicable dividends.

The net asset value per share for the Portfolio is determined by dividing the Portfolio's total assets less all liabilities by the number of Portfolio shares outstanding. For purposes of determining the aggregate net assets of the Portfolio, cash and receivables are valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date.

Individual securities in the Portfolio are valued as follows:

(1) Securities traded on a national securities exchange are valued at the last reported sale price that day.

(2) Securities traded on a national securities exchange for which there were no sales on that day, or on the NASDAQ National Market System and securities traded on other over-the-counter markets for which market quotations are readily available are valued at closing bid prices.

(3) Portfolio securities underlying actively traded options will be valued at their market price as determined above. The current market value of any exchange-traded option held by a Portfolio is its last sales price on the exchange prior to the time when assets are valued unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Lacking any sales that day, the options will be valued at the mean between the current closing bid and asked prices.

(4) Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

With the approval of the Board of Directors, the Portfolio may utilize a pricing service, bank, or broker-dealer experienced in such matters to perform any of the above-described functions.


Purchase of Shares
--------------------------------------------------------------------------------

In General
The KPM Funds do not apply any sales charges to shares of the Equity Portfolio. Shares of the Portfolio are offered at the net asset value per share next determined following receipt of an order by Kirkpatrick Pettis or KPM Funds. You may purchase Portfolio shares from registered representatives of Kirkpatrick Pettis, from other broker-dealers who have sales agreements with Kirkpatrick Pettis, or directly from KPM Funds. You will receive written confirmation of your purchases, however, you will not be issued any stock certificates. KPM Funds reserves the right to reject any purchase order.

Paying for Portfolio Shares
You should pay for shares of the Portfolio by check or money order in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union. The minimum aggregate initial investment in the Portfolio is $5,000. Subsequent investments of at least $100 may be made by mail or by wire. These minimums can be changed or waived by KPM Funds at any time. You will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Methods of Purchase
By Mail
You may purchase Portfolio shares by completing the enclosed shareholder application and mailing it and a check or money order payable to "KPM Funds, Inc." to the Distributor or the Transfer Agent at the address below. The minimum initial investment is $5,000. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by KPM Funds as a result.
Neither cash nor third-party checks will be accepted.

Distributor's Address                    Transfer Agent's Addresses            Overnight:
KPM Funds, Inc.                          Regular Mail:                         KPM Funds, Inc.
Kirkpatrick, Pettis, Smith, Polian Inc.  KPM Funds, Inc.                       Firstar Mutual Fund Services, LLC
10250 Regency Circle                     Firstar Mutual Fund Services, LLC     Third Floor
Omaha, Nebraska  68114                   P.O. Box 701                          615 East Michigan Street
                                         Milwaukee, Wisconsin  53201-0701      Milwaukee, Wisconsin  53202

NOTE: The KPM Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or KPM Funds. Do not mail letters by overnight courier to the post office box.

Wire Purchases
You may purchase Portfolio shares by wire. Please call the nationwide toll free number 1-877-KPM-FUND prior to wiring any money to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. KPM Funds is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. The wiring instructions are as follows:

                  Wire to:          Firstar Bank
                  ABA Number        075000022
                  Credit:           Firstar Mutual Fund Services, LLC
                  Account           112-952-137
                  Further Credit:   KPM Funds, Inc.
                                    (shareholder account number)
                                    (shareholder name/account registration)

Telephone Purchases
You may make subsequent investments directly from a bank checking or savings account over the telephone. To establish the telephone purchase option on your account, complete the appropriate section in the shareholder application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by the Transfer Agent. Purchases must be in amounts of $100 or more and may not be used for initial purchases of a Portfolio's shares. To have Portfolio shares purchased at the offering price determined at the close of regular trading on a given date, the Transfer Agent must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Subsequent investments may be made by calling the nationwide toll free number 1-877-KPM-FUND.

Subsequent Investments
Additions to your account may be made by mail or by wire. Any subsequent investment must be at least $100. When making an additional purchase by mail, enclose a check payable to "KPM Funds, Inc." and the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call the nationwide toll free number 1-877-KPM-FUND and see above for complete wiring instructions.

Automatic Investment Plan
The Automatic Investment Plan allows you to make regular, systematic investments in the Portfolio from your bank checking account. The minimum initial investment for the Automatic Investment Plan is $5,000. Under the Automatic Investment Plan, you may make automatic monthly investments on the days of your choosing (or the next business day thereafter) from your financial institution in amounts of $100 or more.

You can set up the Automatic Investment Plan with any financial institution that is an Automatic Clearing House member. To establish the Automatic Investment Plan, complete the appropriate section in the shareholder application. There is no service fee for participating in the plan. However, a service fee of $25 will be deducted from your KPM Funds account if:

(1) any automatic investment purchase does not clear due to insufficient funds, or

(2) you close your bank account or prevent withdrawal of funds before notifying KPM Funds of your intention to terminate the plan.

If your account balance falls below $5,000, KPM Funds will give you 30 days' written notice to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment before closing your account.


Redemption of Shares
--------------------------------------------------------------------------------

When Redemption Proceeds Are Sent to You
You may request redemption of part or all of your Portfolio shares at any time at the next determined net asset value. No redemption request will become effective until a redemption request is received in "good order" (as described below) by the Transfer Agent. KPM Funds will normally mail your redemption proceeds the next business day and, in any event, no later than seven days after receipt of a redemption request in good order. However, when a purchase has been made by check, KPM Funds may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared. This may take up to 12 days.

Where Redemption Proceeds Are Sent
Checks will be sent to your address of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, you must request your redemption in writing with your signature guaranteed. If the U.S. Postal Service is unable to deliver the check to the address of record or if the check remains outstanding for at least six months, KPM Funds reserves the right to reinvest the check at the then current net asset value.

Methods of Redemption
Written Redemptions
For most redemption requests, you need only furnish a written, unconditional request to redeem your shares at net asset value to the address below:

    Regular Mail:                              Overnight Mail:
    KPM Funds, Inc.                            KPM Funds, Inc.
    Firstar Mutual Fund Services, LLC          Firstar Mutual Fund Services, LLC
    P.O. Box 701                               Third Floor
    Milwaukee, Wisconsin  53201-0701           615 East Michigan Street
                                               Milwaukee, Wisconsin  53202

Redemption proceeds may also be wired to a commercial bank authorized by you on your account application. KPM Funds may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.

Telephone Redemptions
You may also redeem shares of the Portfolio by calling the nationwide toll free number 1-877-KPM-FUND. You may redeem $1,000 or more by telephone. Redemption requests for less than $1,000 must be in writing. Be sure to indicate on the application form that you authorize redemptions by telephone. Proceeds redeemed by telephone can be mailed, wired, or sent via ACH only to your address or bank of record as shown on the records of the Transfer Agent. Funds sent via ACH are automatically credited to your account within three business days. There is currently no charge for this service. To change the designated account or address, send a written request with signature(s) guaranteed to the Transfer Agent (see above). KPM Funds may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemption requests will be allowed within 15 days of such a change. KPM Funds reserves the right to limit the number of telephone redemptions. Once made, you may not modify or cancel your telephone redemption.

NOTE: The Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine. The Transfer Agent may require some form of personal identification prior to acting upon your telephone instructions, may record telephonic transactions and may send written confirmation of the transactions to you. Assuming these procedures have been followed, neither KPM Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's instructions or for any unauthorized telephone redemption. KPM Funds reserves the right to refuse a telephone redemption request if so advised.

Broker-Dealer Redemptions
You may redeem your shares through your broker or dealer. Such redemptions will be effected at the net asset value next determined after receipt by KPM Funds of your broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

IRA Accounts
Investors who have an Individual Retirement Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

Systematic Withdrawal Plan
You may set up automatic withdrawals from your account at regular intervals if you have at least $50,000 in your account. The minimum withdrawal is $100 per payment. To establish the systematic withdrawal plan, complete the appropriate section in the shareholder application and indicate whether you want redemptions on a monthly, quarterly, semi-annual or annual basis. You may vary the amount or frequency of withdrawal payments or temporarily discontinue them by calling the nationwide toll free number 1-877-KPM-FUND. Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the systematic withdrawal plan will be terminated.

Redemptions in Kind
If your redemption request exceeds the lesser of $250,000 or 1% of the NAV, KPM Funds reserves the right to make a "redemption in-kind." A redemption in-kind is a payment in Portfolio securities rather than cash. The Portfolio securities would be valued according to their NAV. KPM Funds will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

Accounts with Low Balances
Your account may be terminated by KPM Funds with no less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $5,000. In such cases, KPM Funds will send you a check for the proceeds of redemption within seven days of the redemption.

Signature Guarantees
You will need your signature guarantee for:

o redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares,
o redemption requests to be mailed or wired to an address other than the address that appears of record,
o any redemption request if a change of address has been received by KPM Funds or Transfer Agent within the last 15 days, and
o any redemption from an IRA account.

A signature guarantee may be obtained from any eligible guarantor institution, which generally includes banks, saving associations, credit unions and brokerage firms, including Kirkpatrick Pettis. A notary public stamp or seal is not acceptable.

Good Order
When making a redemption request, make sure your request is in good order. "Good Order" means your letter of instruction includes:

o the name of the Portfolio
o the number of shares or dollar amount to be redeemed
o signatures of all registered shareholders exactly as the shares are registered, and
o the account registration number.


Individual Retirement Accounts
--------------------------------------------------------------------------------

KPM Funds offers Individual Retirement Accounts as well as various other retirement plan accounts. To obtain the appropriate disclosure documentation and more complete information on how to open a retirement account call nationwide toll free 1-877-KPM-FUND.

Dividends and Capital Gain Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Capital Gain Distributions
Unless you provide a written request to receive payments in cash, your dividends and capital gain distributions will automatically be reinvested in additional shares of the Portfolio. The Equity Portfolio declares and pays dividends on a quarterly basis. The taxable status of income dividends and/or net capital gains distributions is not affected by whether they are reinvested or paid in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or if the check remains outstanding for at least six months, KPM Funds reserves the right to reinvest the check at the then current net asset value until you notify us with different instructions. Capital gains, if any, will be distributed annually.

Taxes
The Portfolio will be treated as a separate entity for federal income tax purposes. The Portfolio presently qualifies as a "regulated investment company" as defined in the Internal Revenue Code and KPM Funds will take the necessary steps to requalify the Portfolio as a "regulated investment company" on an annual basis. Provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to shareholders.

Shareholders subject to federal income taxation will receive taxable dividend income or capital gains, as the case may be, from distributions, whether paid in cash or received in the form of additional shares. Capital gains may be taxed at different rates depending on the length of time the Portfolio holds its assets. Promptly after the end of each calendar year, each shareholder will receive a statement of the federal income tax status of all dividends and distributions paid during the year. You should consult your own tax adviser regarding tax consequences under state and local laws.

KPM Funds may be required to withhold federal income tax at a rate of 31% (back up withholding) from dividend payments, distributions and redemption proceeds if you fail to furnish the Fund with your social security number. You must also certify that your social security number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application.


Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table set forth below is intended to help you understand the Equity Portfolio's financial performance for the past 5 years or for the Portfolio's period of operations, as the case may be. Certain information reflects financial results with respect to a single Portfolio share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Equity Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements are included in KPM Funds' annual report, which is available upon request.

KPM EQUITY PORTFOLIO

                                                                               Fiscal Year   Ended                      July 5,
                                                                                                                        1994(1) to
                                                       June 30, 1999   June 30, 1998  June 30, 1997   June 30, 1996    June 30, 1995
                                                       -------------   -------------  -------------   -------------    -------------

          Net Asset Value Beginning of Period              $17.31         $17.92          $14.53         $12.00          $10.00
             Income from Investment Operations:
               Net investment income                        0.07           0.08            0.05           0.05            0.11
               Net realized gain (loss) and
               unrealized appreciation (depreciation)      (0.45)          1.31            4.25           2.83            2.06
                                                           ------          ----            ----           ----            ----
                 Total from investment operations          (0.38)          1.39            4.30           2.88            2.17
                                                           ------          ----            ----           ----            ----

             Less Distributions:
               Dividends from net investment income        (0.07)         (0.08)          (0.06)         (0.05)          (0.10)
               Distributions from net realized gain        (0.53)         (1.92)          (0.85)         (0.30)          (0.07)
               from investment transactions
                     Total Distributions                   (0.60)         (2.00)          (0.91)         (0.35)          (0.17)
                                                           ------         ------          ------         ------          ------

          Net Asset Value - End of Period                  $16.33         $17.31          $17.92         $14.53          $12.00
                                                           ======         ======          ======         ======          ======

          Total Return                                    (1.97)%          8.88%          30.92%         24.27%        22.01%(2)

          Ratios and Supplemental Data:
             Net assets, end of period (thousands)        $26,352         $56,115        $41,343         $30,565        $15,361
             Ratio  of net  expenses  to  average  net    1.43%(3)         1.42%          1.45%           1.50%         1.50%(4)
          assets
             Ratio of net income to average net assets    0.41%(3)         0.45%          0.34%           0.40%         1.04%(4)
             Portfolio turnover rate                       36.22%         32.25%          41.83%         34.05%          27.90%

(1)Commencement of Operations.
(2)Not Annualized.
(3)Without fees waived, ratio of expenses to average net assets and ratio of net investment income to average net assets for the year ended June 30, 1999, would have been 1.43% and 0.41%, respectively. (4)Annualized.


Year 2000 Issue
--------------------------------------------------------------------------------

Like all financial service providers, the Adviser, Administrator, Custodian, Transfer Agent, Distributor and other third parties utilize systems that may be affected by Year 2000 transition issues. The services provided to KPM Funds and the shareholders by these service providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Such an event could also have a negative impact on the securities of the companies in which the Portfolio invests. Although, at this time, there can be no assurance that there will be no adverse impact on KPM Funds, the service providers have advised KPM Funds that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of other parties they deal with, will be adapted in time for that event.


                               INVESTMENT ADVISER
                         KPM Investment Management, Inc.
                                 Omaha, Nebraska

                                   DISTRIBUTOR
                    Kirkpatrick, Pettis, Pettis, Polian Inc.
                                 Omaha, Nebraska

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                              Milwaukee, Wisconsin

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                              Milwaukee, Wisconsin



For More Information

You may obtain the following and other information on the KPM Funds, free of charge:

o    Annual and Semi-Annual Reports to Shareholders
     The annual and semi-annual reports provide the most recent financial statements and portfolio listings for KPM Funds, Inc. The annual report contains a discussion of the market conditions and investment strategies that affected the Portfolio's performance during the last fiscal year.

o    Statement of Additional Information (SAI) dated November 1, 1999
     The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio's policies and management.

To receive any of these documents on KPM Funds:

By Telephone:
1-877-KPM-FUND

By Mail:
KPM Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

On the Internet:
Text only versions of the fund documents can be viewed online or downloaded from: http://www.sec.gov.com

You may review and obtain copies of fund information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-800-SEC-0330 for information relating to the operation of the Public Reference Room. Copies of the information may be obtained for a fee by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-8488



                                     [LOGO]

                                   KPM FUNDS

                                   PROSPECTUS

                           KPM Fixed Income Portfolio

                                November 1, 1999


[LOGO]

KPM FUNDS, INC.


KPM FIXED INCOME PORTFOLIO
Providing total return over 3-5 years consistent with preservation of capital

PROSPECTUS
November 1, 1999


PLEASE NOTE: The KPM Fixed Income  Portfolio is scheduled to be liquidated  some
time  after  November  8,  1999  pending  shareholder   approval  at  a  special
shareholder meeting on November 8, 1999.


Investment Adviser
KPM Investment Management, Inc.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.




                                TABLE OF CONTENTS

Risk/Return Summary............................................................3
Past Performance...............................................................4
Fee Tables.....................................................................5
Investment Objectives, Policies and Risks......................................6
Management.....................................................................8
Distribution of Shares.........................................................9
Pricing of Shares..............................................................9
Purchase of Shares............................................................10
Redemption of Shares..........................................................11
Individual Retirement Accounts................................................13
Dividends and Capital Gain Distributions and Taxes............................13
Financial Highlights..........................................................15
Year 2000 Issue...............................................................15


Risk/Return Summary
--------------------------------------------------------------------------------

Investment Objective
To provide total return over a market cycle of 3 to 5 years consistent with preservation of capital and prudent investment management.

Principal Investment Strategies
To achieve its two-fold objectives, the KPM Fixed Income Portfolio ("Fixed Income Portfolio") will invest primarily in fixed-income securities with an emphasis on income. The Fixed Income Portfolio will invest in investment-grade securities rated BBB or better by Standard & Poor's Corporation or Baa or better by Moody's Investors Services, corporate debt, preferred stock, mortgage-backed securities, asset-backed securities and U.S. Government securities. The Adviser anticipates average dollar-weighted portfolio maturity to range between seven and ten years.

Principal Risks
The Fixed Income Portfolio may be suitable for investors who wish to invest for the long term and want to earn income on investments considered more stable than stocks.

o Market Risks: The Fixed Income Portfolio is subject to bond market risk which means that the value of the fund may go down. The market value of fixed-income securities is significantly affected by changes in interest rates. Generally, when interest rates rise, the market value of fixed-income securities declines. If the value of the Fixed Income Portfolio goes down, you may lose money.

o Maturity Risks: The longer a bond's maturity, the greater the risk and the higher its yield. Conversely, the shorter a bond's maturity, the lower the risk and the lower its yield.

o Bond Selection Risks: The Fixed Income Portfolio investment is subject to the risks inherent in individual bond selections. The bonds selected by the investment adviser may decline in value or not increase in value when the bond market in general is rising.

o Credit Risks: Individual issues of fixed-income securities may also be subject to the credit risk of the issuer. That means that the underlying company may experience unanticipated financial problems causing it to be unable to meet its payment obligations.

o Prepayment Risks: The Fixed Income Portfolio is subject to the risks inherent in asset-backed and mortgage-backed securities. Those risks include prepayment risks. Prepayment causes a need to reinvest repayment of scheduled principal and the possibility of significant unscheduled prepayments resulting from declines in interest rates. Please note that an investment in KPM Funds is not a deposit of any bank and is not issued or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Past Performance
--------------------------------------------------------------------------------

The bar charts and tables below illustrate the variability of the Fixed Income Portfolio's returns. The bar chart indicates the risks of investing in the Portfolio by showing the changes in the Portfolio's performances from year to year on a calendar year basis. The table shows how the Portfolio's average annual returns for one year and since inception ended December 31, 1998, compare with those of a broad measure of market performance. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.

Total Return
(per calendar year)

     12/31/95     12/31/96     12/31/97     12/31/98
     --------     --------     --------     --------
     16.56%       3.23%        8.43%        6.82%

The total return for the nine moths ended September 30, 1999 was -1.37%.

Best Quarter:  April - June 1995       5.33%
Worst Quarter:  Jan - March 1996      -1.52%



           ----------------------------------- -------- ------------
               Average annual total return      1 Year      Since
                      through 12/31/98                     Inception
           ----------------------------------- -------- ------------
              KPM Fixed Income Portfolio1          6.82       7.48
           ----------------------------------- -------- ------------
              Lehman Brothers Aggregate Bond
              Index2                               8.69       9.06
           ----------------------------------- -------- ------------

1 KPM Fixed Income Portfolio commenced operations on July 5, 1994.
2 The Lehman Brothers Aggregate Bond Index includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard & Poor's Corporation, or Fitch Investors Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million. All returns are market value-weighted inclusive of accrued interest. The Index is made up of the Government/Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.


Fee Tables
--------------------------------------------------------------------------------

As an investor, you may pay certain fees and expenses if you buy and hold shares of the Fixed Income Portfolio. These fees and expenses are described in the tables below and are further explained in the example that follows.


SHAREHOLDER FEES1
(fees paid directly from your investment)
-------------------------------------------------------------- -----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a                None
percentage of offering price)
Maximum Deferred Sales Charge (Load)                                  None
(as percentage of offering price)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None
Redemption Fee                                                        None1
Exchange Fee                                                          None
-------------------------------------------------------------- -----------------


ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
-------------------------------------------------------------- -----------------
Management Fees                                                       0.60%
Distribution and Service (12b-1) Fees2                                0.25%
Other Expenses3                                                       0.93%
                                                                      -----
Total Annual Portfolio Operating Expenses3                            1.78%
                                                                      -----
Expense Reimbursement                                                (0.53)%
Net Expenses                                                          1.25%
                                                                      =====
-------------------------------------------------------------- -----------------

1 Although no sales loads or transaction fees are charged, you will be assessed a $12.00 fee for outgoing wire transfers and a $25.00 fee for returned checks.

2 Rule 12b-1 fees assessed against Portfolio assets of institutional shareholders are rebated back to the institutional shareholder accounts by the Portfolio's Distributor.

3 The amount shown for other expenses and total operating expenses represent the other expenses and total operating expenses after expense reimbursements by the Adviser. By contract, the Adviser may voluntarily reimburse the Fixed Income Portfolio monthly to the extent the annual expenses of the Portfolio exceed 1.25% of the Portfolio's average daily net assets.

Example: This example is intended to help compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This example assumes that:

(1) You invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods,
(2) your investment has a 5% return each year,
(3) all dividends and distributions have been reinvested, and
(4) that the Portfolios' operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
----------- ---------- ---------- -----------
  1 year     3 years    5 years    10 years
----------- ---------- ---------- -----------
   $181       $563       $972       $2,113
----------- ---------- ---------- -----------

With expense reimbursements for the Fixed Income Portfolio, the cost for the 1, 3, 5 and 10 year periods would be $127, $395, $684 and $1,504, respectively.


Investment Objectives, Policies and Risks
--------------------------------------------------------------------------------

The investment objective, policies and risks of the Portfolio are discussed in further detail below. Unlike the investment objective, the investment policies and techniques employed in pursuit of the Portfolio's objectives may be changed without shareholder approval, unless otherwise identified as fundamental policies. There is no assurance that these objectives will be achieved.


Investment Objective
The Fixed Income Portfolio seeks to provide total return over a market cycle of 3 to 5 years consistent with preservation of capital and prudent investment management.

Principal Investment Policies
To achieve its objective, the Fixed Income Portfolio will invest at least 65% of its assets in fixed-income securities with an emphasis on income. The secondary objective of capital appreciation is more difficult to achieve, however the Adviser seeks to identify fixed income securities that provide above-average relative yield, appreciation potential and safety of principle. The Adviser places particular emphasis on analyzing the credit of corporate issuers to enhance income return and protect against credit losses. The Adviser balances the potential for capital appreciation with the need for capital preservation and the stability of income. The Fixed Income Portfolio will invest only in:

o U.S. Government and corporate investment-grade securities which are securities rated BBB or better by Standard & Poor's Corporation ("S&P") or Baa or better by Moody's Investors Services ("Moody's"),
o preferred stock,
o mortgage-backed securities, and
o asset-backed securities.

The average quality of fixed income securities in which the fund invests is Aa3 by Moody's or Aa - by S&P. The Fixed Income Portfolio does not have a stated policy on portfolio maturity, but the Adviser anticipates average dollar-weighted portfolio maturity to range between seven and ten years. Longer portfolio maturities result in greater fluctuation in the net asset value during periods of interest rate volatility.

U.S. Government Securities: The Fixed Income Portfolio may invest in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds).

Corporate Fixed Income Securities: The Fixed Income Portfolio may invest in domestic corporate debt obligations, obligations of the United States, and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities. The Adviser selects bonds based on their potential interest rates and yield in relation to other bonds of similar quality and maturity. The Fixed Income Portfolio will only invest in investment grade securities, which are securities rated BBB or better by S&P or rated Baa or better by Moody's. In the event the rating of an investment grade security is lowered to below investment grade, the Adviser will assess the creditworthiness of the issuer, evaluate the likelihood of the security being upgraded to investment grade or being further down-graded and may choose to hold or sell the security as appropriate.

Preferred Stock: The Fixed Income Portfolio may invest in high dividend paying preferred stock of U.S. companies. The companies must have a history of stable earnings and/or growing dividends for the Adviser to select preferred stock of companies.

Mortgage-Backed Securities: The Fixed Income Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are mortgage loans made by banks, savings and loan institutions, and other lenders assembled into pools, which are issued and guaranteed by an agency or instrumentality of the U.S. government, though not necessarily backed by the full faith and credit of the U.S. Government itself. Interests in such pools are described as "Mortgage-Backed Securities." These include securities issued by the Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and the Federal National Mortgage Association ("FNMA").

The Fixed Income Portfolio may invest a portion of its assets in Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, FNMA or FHLMC, but also may be collateralized by whole loans or private mortgage pass-through securities.

Asset-Backed Securities: The Fixed Income Portfolio may invest in asset-backed securities. Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases, credit card receivables and other consumer loans. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special-purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Temporary Investments: To respond to adverse or abnormal market, economic, political and other conditions, the Fixed Income Portfolio may deviate from its policies and invest up to 100% of its assets in U.S. Government securities and money market instruments. Money market instruments include U.S. Treasury bills and short-term notes, U.S. Government Securities subject to repurchase agreements, bank obligations, commercial paper and other money market mutual funds. To the extent the Fixed Income Portfolio engages in this temporary defensive strategy, it may not achieve its investment objective.

Additional Investment Risks
In addition to the principal risks discussed in the Risk/Return summary, the Fixed Income Portfolio is subject to the following risks:

Stock Market Risks: One of the risks of investing in equity securities is stock market risk. The portion of the fund's portfolio invested in equity securities may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your Fixed Income Portfolio's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

Liquidity Risks: Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that the investment Adviser would like to sell. The Adviser may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Portfolio Turnover Risks: The Adviser may engage in active trading of Portfolio securities to achieve its investment goals. This practice could result in the Fixed Income Portfolio experiencing a high turnover rate (100% or more). High portfolio rates lead to increased costs, could cause you to pay higher taxes and could negatively affect the Fixed Income Portfolio's performance.

Mortgage and Asset-Backed Securities Risks: The main risk of mortgage and asset-backed securities is that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fixed Income Portfolio may have to replace the security by investing the proceeds in a less attractive security. This could reduce the Portfolio's share price and its income distributions.

Options Risks: The Fixed Income Portfolio may use options for hedging purposes only. The Portfolio may purchase put options to protect the portfolio holdings in an underlying security against a substantial decline in market value. The Portfolio may also purchase call options to hedge against an increase in prices of securities the Portfolio ultimately wants to buy. This hedging strategy may not be successful if the Adviser is unable to accurately predict movements in the prices of individual securities held by the Portfolio or if the strategy does not correlate well with the Fixed Income Portfolio's investments.
The use of options may produce a loss for the Portfolio, even when used only for hedging purposes.

The Statement of Additional Information contains more information about the Fixed Income Portfolio and the types of securities in which it may invest.


Management
--------------------------------------------------------------------------------

Investment Adviser
KPM Investment Management, Inc. ("KPM" or "Adviser") is the investment adviser for the Fixed Income Portfolio. KPM has been retained under an Investment Advisory Agreement with KPM Funds to act as the Portfolio's investment adviser subject to the authority of the Board of Directors. (The Statement of Additional Information contains more information regarding the Board of Directors). KPM is a wholly-owned subsidiary of KFS Corporation, which is a wholly owned subsidiary of Mutual of Omaha Insurance Company.

Under the Investment Advisory Agreement, the Adviser receives a monthly fee computed at an annual rateof 0.60% of average daily net assets.

The Adviser furnishes the Fixed Income Portfolio with investment advice and in general, supervises the management and investment programs of KPM Funds. The Adviser provides all necessary administrative services, office space, equipment, clerical personnel for servicing the investments of the Portfolios, investment advisory facilities, executive and supervisory personnel for managing the investments and effecting the securities transactions of the Portfolios. In addition, the Adviser pays the salaries and fees of all officers and directors of KPM Funds who are affiliated persons of the Adviser.

The Board of Directors has recommended that the Portfolio be liquidated for a number of reasons itemized in a proxy statement sent to shareholders on October 19, 1999. Pending shareholder approval of the Board's recommendation to liquidate the Portfolio at a shareholder meeting on November 8, 1999, the Fixed Income Portfolio will undergo liquidation proceedings to be completed no later than December 31, 1999.


Portfolio Managers

Patrick M. Miner, Vice President of the Adviser, manages the Fixed Income Portfolio. Since 1992, Mr. Miner has been affiliated with Mutual of Omaha Insurance Company as Vice President and Portfolio Manager. As such, Mr. Miner has managed many taxable and tax-exempt portfolios for high net worth individuals and corporations. Prior to that time, Mr. Miner was a portfolio manager for a regional national bank from 1984 through 1992 and was an account executive with two broker-dealer firms from 1978 through 1984. Mr. Miner is a Chartered Financial Analyst and received his Bachelor of Science Degree from the University of Nebraska-Lincoln in 1972.

Fund Administration, Fund Accounting, Transfer Agent and Custody Services Firstar Mutual Fund Services, LLC serves as KPM Funds' administrator, transfer agent and fund accountant. As such, Firstar Mutual Fund Services, LLC provides all necessary recordkeeping services and share transfer services for KPM Funds. Firstar Bank Milwaukee, N.A. serves as custodian for KPM Funds.


Distribution of Shares
--------------------------------------------------------------------------------

Distributor
Kirkpatrick, Pettis, Smith, Polian Inc., ("Kirkpatrick Pettis" or "Distributor") a wholly owned subsidiary of Mutual of Omaha Insurance Company, serves as distributor and principal underwriter for the shares of KPM Funds pursuant to a Distribution Agreement and a Rule 12b-1 Plan. Kirkpatrick Pettis is located at 10250 Regency Circle, Omaha, Nebraska 68114.

Rule 12b-1 Plan and Distribution Agreement
The KPM Funds have adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, the Fixed Income Portfolio may pay up to an annual rate of 0.25% of the average daily net asset value of shares to the Distributor. The Distributor uses this fee to finance activities that promote the sale of the Portfolio's shares. Such activities include, but are not necessarily limited to, advertising, printing and mailing prospectus to persons other than current shareholders, printing and mailing sales literature, and compensating broker-dealers, and sales personnel. The Distirbutor rebates the appropriate portion of the Rule 12b-1 fees back to institutional shareholders.

The Distributor may enter into related selling group agreements with various broker-dealer firms that provide distribution services to investors. Although the Distributor does not currently compensate firms for selling shares of the Portfolio, it may elect to compensate the firms solely from its assets. The Distributor may, from time to time, pay additional commissions or promotional incentives to firms that sell shares of KPM Funds. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of KPM Funds, or of other funds distributed by Kirkpatrick Pettis.

Rule 12b-1 fees are paid to Kirkpatrick Pettis out of Portfolio assets on an on-going basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Pricing of Shares
--------------------------------------------------------------------------------

The Portfolio determines its net asset value each day the New York Stock Exchange (the "Exchange") is open for business. The calculation is made as of the close of business of the Exchange (currently 4:00 p.m., Eastern Standard
Time) after the Portfolio declares any applicable dividends.

The net asset value per share for each of the Portfolio is determined by dividing the Portfolio's total assets less all liabilities by the number of Portfolio shares outstanding. For purposes of determining the aggregate net assets of the Portfolio, cash and receivables are valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date.

Individual securities in the Portfolio are valued as follows:

(1) Securities traded on a national securities exchange are valued at the last reported sale price that day.

(2) Securities traded on a national securities exchange for which there were no sales on that day, or on the NASDAQ National Market System and securities traded on other over-the-counter markets for which market quotations are readily available are valued at closing bid prices.

(3) Portfolio securities underlying actively traded options will be valued at their market price as determined above. The current market value of any exchange-traded option held by a Portfolio is its last sales price on the exchange prior to the time when assets are valued unless the bid price is higher or the asked price is lower, in which event such bid or asked price is used. Lacking any sales that day, the options will be valued at the mean between the current closing bid and asked prices.

(4) Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors.

With the approval of the Board of Directors, the Portfolio may utilize a pricing service, bank, or broker-dealer experienced in such matters to perform any of the above-described functions.


Purchase of Shares
--------------------------------------------------------------------------------

In General
The KPM Funds do not apply any sales charges to shares of the Fixed Income Portfolio. Shares of the Portfolio are offered at the net asset value per share next determined following receipt of an order by Kirkpatrick Pettis or KPM Funds. You may purchase Portfolio shares from registered representatives of Kirkpatrick Pettis, from other broker-dealers who have sales agreements with Kirkpatrick Pettis, or directly from KPM Funds. You will receive written confirmation of your purchases, however, you will not be issued any stock certificates. KPM Funds reserves the right to reject any purchase order.

Paying for Portfolio Shares
You should pay for shares of the Portfolio by check or money order in U.S. dollars drawn on a U.S. bank, savings and loan, or credit union. The minimum aggregate initial investment in the Portfolio is $5,000. Subsequent investments of at least $100 may be made by mail or by wire. These minimums can be changed or waived by KPM Funds at any time. You will be given at least 30 days' notice of any increase in the minimum dollar amount of subsequent investments.

Methods of Purchase
By Mail
You may purchase Portfolio shares by completing the enclosed shareholder application and mailing it and a check or money order payable to "KPM Funds, Inc." to the Distributor or the Transfer Agent at the address below. The minimum initial investment is $5,000. If your check does not clear, you will be charged a $25 service fee. You will also be responsible for any losses suffered by KPM Funds as a result.
Neither cash nor third-party checks will be accepted.

Distributor's Address                    Transfer Agent's Addresses            Overnight:
KPM Funds, Inc.                          Regular Mail:                         KPM Funds, Inc.
Kirkpatrick, Pettis, Smith, Polian Inc.  KPM Funds, Inc.                       Firstar Mutual Fund Services, LLC
10250 Regency Circle                     Firstar Mutual Fund Services, LLC     Third Floor
Omaha, Nebraska  68114                   P.O. Box 701                          615 East Michigan Street
                                         Milwaukee, Wisconsin  53201-0701      Milwaukee, Wisconsin  53202

NOTE: The KPM Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services, or receipt at the Transfer Agent's post office box, of purchase applications does not constitute receipt by the Transfer Agent or KPM Funds. Do not mail letters by overnight courier to the post office box.

Wire Purchases
You may purchase Portfolio shares by wire. Please call the nationwide toll free number 1-877-KPM-FUND prior to wiring any money to notify the Transfer Agent that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. KPM Funds is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system. The wiring instructions are as follows:

                  Wire to:          Firstar Bank
                  ABA Number        075000022
                  Credit:           Firstar Mutual Fund Services, LLC
                  Account           112-952-137
                  Further Credit:   KPM Funds, Inc.
                                    (shareholder account number)
                                    (shareholder name/account registration)

Telephone Purchases
You may make subsequent investments directly from a bank checking or savings account over the telephone. To establish the telephone purchase option on your account, complete the appropriate section in the shareholder application. Only bank accounts held at domestic financial institutions that are Automated Clearing House ("ACH") members may be used for telephone transactions. This option will become effective approximately 15 business days after the application form is received by the Transfer Agent. Purchases must be in amounts of $100 or more and may not be used for initial purchases of a Portfolio's shares. To have Portfolio shares purchased at the offering price determined at the close of regular trading on a given date, the Transfer Agent must receive both your purchase order and payment by Electronic Funds Transfer through the ACH system prior to the close of regular trading on such date. Most transfers are completed within one business day. Subsequent investments may be made by calling the nationwide toll free number 1-877-KPM-FUND.

Subsequent Investments
Additions to your account may be made by mail or by wire. Any subsequent investment must be at least $100. When making an additional purchase by mail, enclose a check payable to "KPM Funds, Inc." and the Additional Investment Form provided on the lower portion of your account statement. To make an additional purchase by wire, please call the nationwide toll free number 1-877-KPM-FUND and see above for complete wiring instructions.

Automatic Investment Plan
The Automatic Investment Plan allows you to make regular, systematic investments in the Portfolio from your bank checking account. The minimum initial investment for the Automatic Investment Plan is $5,000. Under the Automatic Investment Plan, you may make automatic monthly investments on the days of your choosing (or the next business day thereafter) from your financial institution in amounts of $100 or more.

You can set up the Automatic Investment Plan with any financial institution that is an Automatic Clearing House member. To establish the Automatic Investment Plan, complete the appropriate section in the shareholder application. There is no service fee for participating in the plan. However, a service fee of $25 will be deducted from your KPM Funds account if:

(1) any automatic investment purchase does not clear due to insufficient funds, or

(2) you close your bank account or prevent withdrawal of funds before notifying KPM Funds of your intention to terminate the plan.

If your account balance falls below $5,000, KPM Funds will give you 30 days' written notice to reinstate the Automatic Investment Plan or otherwise reach the minimum initial investment before closing your account.


Redemption of Shares
--------------------------------------------------------------------------------

When Redemption Proceeds Are Sent to You
You may request redemption of part or all of your Portfolio shares at any time at the next determined net asset value. No redemption request will become effective until a redemption request is received in "good order" (as described below) by the Transfer Agent. KPM Funds will normally mail your redemption proceeds the next business day and, in any event, no later than seven days after receipt of a redemption request in good order. However, when a purchase has been made by check, KPM Funds may hold payment on redemption proceeds until it is reasonably satisfied that the check has cleared. This may take up to 12 days.

Where Redemption Proceeds Are Sent
Checks will be sent to your address of record. If the proceeds of the redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, you must request your redemption in writing with your signature guaranteed. If the U.S. Postal Service is unable to deliver the check to the address of record or if the check remains outstanding for at least six months, KPM Funds reserves the right to reinvest the check at the then current net asset value.

Methods of Redemption
Written Redemptions
For most redemption requests, you need only furnish a written, unconditional request to redeem your shares at net asset value to the address below:

    Regular Mail:                              Overnight Mail:
    KPM Funds, Inc.                            KPM Funds, Inc.
    Firstar Mutual Fund Services, LLC          Firstar Mutual Fund Services, LLC
    P.O. Box 701                               Third Floor
    Milwaukee, Wisconsin  53201-0701           615 East Michigan Street
                                               Milwaukee, Wisconsin  53202

Redemption proceeds may also be wired to a commercial bank authorized by you on your account application. KPM Funds may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact.

Telephone Redemptions
You may also redeem shares of the Portfolio by calling the nationwide toll free number 1-877-KPM-FUND. You may redeem $1,000 or more by telephone. Redemption requests for less than $1,000 must be in writing. Be sure to indicate on the application form that you authorize redemptions by telephone. Proceeds redeemed by telephone can be mailed, wired, or sent via ACH only to your address or bank of record as shown on the records of the Transfer Agent. Funds sent via ACH are automatically credited to your account within three business days. There is currently no charge for this service. To change the designated account or address, send a written request with signature(s) guaranteed to the Transfer Agent (see above). KPM Funds may request additional documentation from corporations, executors, administrators, trustees, guardians, agents or attorneys-in-fact. No telephone redemption requests will be allowed within 15 days of such a change. KPM Funds reserves the right to limit the number of telephone redemptions. Once made, you may not modify or cancel your telephone redemption.

NOTE: The Transfer Agent will use reasonable procedures to ensure that instructions received by telephone are genuine. The Transfer Agent may require some form of personal identification prior to acting upon your telephone instructions, may record telephonic transactions and may send written confirmation of the transactions to you. Assuming these procedures have been followed, neither KPM Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's instructions or for any unauthorized telephone redemption. KPM Funds reserves the right to refuse a telephone redemption request if so advised.

Broker-Dealer Redemptions
You may redeem your shares through your broker or dealer. Such redemptions will be effected at the net asset value next determined after receipt by KPM Funds of your broker or dealer's instruction to redeem shares. Some brokers or dealers may charge a fee in connection with such redemptions.

IRA Accounts
Investors who have an Individual Retirement Account ("IRA") must indicate on their redemption requests whether or not federal income tax should be withheld. Redemption requests failing to make an election will be subject to withholding.

Systematic Withdrawal Plan
You may set up automatic withdrawals from your account at regular intervals if you have at least $50,000 in your account. The minimum withdrawal is $100 per payment. To establish the systematic withdrawal plan, complete the appropriate section in the shareholder application and indicate whether you want redemptions on a monthly, quarterly, semi-annual or annual basis. You may vary the amount or frequency of withdrawal payments or temporarily discontinue them by calling the nationwide toll free number 1-877-KPM-FUND. Depending upon the size of the account and the withdrawals requested (and fluctuations in the net asset value of the shares redeemed), redemptions for the purpose of satisfying such withdrawals may reduce or even exhaust your account. If the amount remaining in your account is not sufficient to meet a plan payment, the remaining amount will be redeemed and the systematic withdrawal plan will be terminated.

Redemptions in Kind
If your redemption request exceeds the lesser of $250,000 or 1% of the NAV, KPM Funds reserves the right to make a "redemption in-kind." A redemption in-kind is a payment in Portfolio securities rather than cash. The Portfolio securities would be valued according to their NAV. KPM Funds will not recognize gain or loss for federal tax purposes on the securities used to complete an in-kind redemption, but you will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

Accounts with Low Balances
Your account may be terminated by KPM Funds with no less than 30 days' notice if, at the time of any redemption of shares in your account, the value of the remaining shares in the account falls below $5,000. In such cases, KPM Funds will send you a check for the proceeds of redemption within seven days of the redemption.

Signature Guarantees
You will need your signature guarantee for:

o redemption requests to be mailed or wired to a person other than the registered owner(s) of the shares,
o redemption requests to be mailed or wired to an address other than the address that appears of record,
o any redemption request if a change of address has been received by KPM Funds or Transfer Agent within the last 15 days, and
o any redemption from an IRA account.

A signature guarantee may be obtained from any eligible guarantor institution, which generally includes banks, saving associations, credit unions and brokerage firms, including Kirkpatrick Pettis. A notary public stamp or seal is not acceptable.

Good Order
When making a redemption request, make sure your request is in good order. "Good Order" means your letter of instruction includes:

o the name of the Portfolio
o the number of shares or dollar amount to be redeemed
o signatures of all registered shareholders exactly as the shares are registered, and
o the account registration number.


Individual Retirement Accounts
--------------------------------------------------------------------------------

KPM Funds offers Individual Retirement Accounts as well as various other retirement plan accounts. To obtain the appropriate disclosure documentation and more complete information on how to open a retirement account call nationwide toll free 1-877-KPM-FUND.


Dividends and Capital Gain Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Capital Gain Distributions
Unless you provide a written request to receive payments in cash, your dividends and capital gain distributions will automatically be reinvested in additional shares of the Portfolio. The Fixed Income Portfolio declares and pays dividends on a quarterly basis. The taxable status of income dividends and/or net capital gains distributions is not affected by whether they are reinvested or paid in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or if the check remains outstanding for at least six months, KPM Funds reserves the right to reinvest the check at the then current net asset value until you notify us with different instructions. Capital gains, if any, will be distributed annually.

Taxes
The Portfolio will be treated as a separate entity for federal income tax purposes. The Portfolio qualifies as a "regulated investment company" as defined in the Internal Revenue Code and KPM Funds will take the necessary steps to requalify the Portfolio as a "regulated investment company" on an annual basis. Provided certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to shareholders.

Shareholders subject to federal income taxation will receive taxable dividend income or capital gains, as the case may be, from distributions, whether paid in cash or received in the form of additional shares. Capital gains may be taxed at different rates depending on the length of time the Portfolio holds its assets. Promptly after the end of each calendar year, each shareholder will receive a statement of the federal income tax status of all dividends and distributions paid during the year. You should consult your own tax adviser regarding tax consequences under state and local laws.

KPM Funds may be required to withhold federal income tax at a rate of 31% (back up withholding) from dividend payments, distributions and redemption proceeds if you fail to furnish the Fund with your social security number. You must also certify that your social security number is correct and that you are not subject to backup withholding. The certification is included as part of the share purchase application.


Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table set forth below is intended to help you understand the Fixed Income Portfolio's financial performance for the past 5 years or for the Portfolio's period of operations, as the case may be. Certain information reflects financial results with respect to a single Portfolio share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Fixed Income Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Portfolio's financial statements are included in KPM Funds' annual report, which is available upon request.

KPM FIXED INCOME PORTFOLIO

                                                                         Fiscal Year   Ended                  July 5, 1994(1)
                                                                                                                    to
                                                 June 30, 1999  June 30, 1998    June 30, 1997  June 30, 1996  June 30, 1995
                                                 -------------  -------------    -------------  -------------  -------------
Net Asset Value - Beginning of Period               $10.80          $10.42          $10.23         $10.47         $10.00
   Income from Investment Operations:
     Net investment income                           0.60            0.59            0.61           0.63           0.57
     Net realized gain (loss) and unrealized
     appreciation (depreciation)                    (0.40)           0.38            0.19          (0.23)          0.47
                                                    ------           ----            ----          ------          ----
       Total from investment operations              0.20            0.97            0.80           0.40           1.04
                                                     ----            ----            ----           ----           ----

   Less Distributions:
     Dividends from net investment income           (0.60)          (0.59)          (0.61)         (0.62)         (0.57)
     Distributions from net realized gain from
     investment transactions                        (0.07)           0.00           (0.00)         (0.02)         (0.00)
            Total Distributions                     (0.67)          (0.59)          (0.61)         (0.64)         (0.57)
                                                    ------          ------          ------         ------         ------

Net Asset Value - End of Period                     $10.33          $10.80          $10.42         $10.23         $10.47
                                                    ======          ======          ======         ======         ======

Total Return                                         1.86%          9.39%            7.96%          3.63%        9.63%(2)

Ratios/Supplemental Data:
   Net assets, end of period (thousands)            $8,329         $11,744          $8,872         $8,465         $5,868
   Ratio of net expenses to average net assets:
     Before expense reimbursement                    1.78%          1.33%            1.51%          1.29%        1.56%(3)
     After expense reimbursement                     1.25%          1.25%            1.25%          1.25%        1.25%(3)
   Ratio of net income to average net assets:
     Before expense reimbursement                    4.87%          5.44%            5.56%          5.90%        5.28%(3)
     After expense reimbursement                     5.40%          5.52%            5.82%          5.94%        5.59%(3)
    Portfolio Turnover Rate                         34.25%          19.33%          26.14%         19.52%         40.34%

(1)Commencement of Operations.
(2)Not Annualized.
(3)Annualized.


Year 2000 Issue
--------------------------------------------------------------------------------

Like all financial service providers, the Adviser, Administrator, Custodian, Transfer Agent, Distributor and other third parties utilize systems that may be affected by Year 2000 transition issues. The services provided to KPM Funds and the shareholders by these service providers depend on the smooth functioning of their computer systems and those of other parties they deal with. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Such an event could also have a negative impact on the securities of the companies in which the Portfolio invests. Although, at this time, there can be no assurance that there will be no adverse impact on KPM Funds, the service providers have advised KPM Funds that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of other parties they deal with, will be adapted in time for that event.



                               INVESTMENT ADVISER
                         KPM Investment Management, Inc.
                                 Omaha, Nebraska

                                   DISTRIBUTOR
                    Kirkpatrick, Pettis, Pettis, Polian Inc.
                                 Omaha, Nebraska

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                              Milwaukee, Wisconsin

                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                        Firstar Mutual Fund Services, LLC
                              Milwaukee, Wisconsin

                                    CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                              Milwaukee, Wisconsin



For More Information

You may obtain the following and other information on the KPM Funds, free of charge:

o    Annual and Semi-Annual Reports to Shareholders
     The annual and semi-annual reports provide the most recent financial statements and portfolio listings for KPM Funds, Inc. The annual report contains a discussion of the market conditions and investment strategies that affected the Portfolio's performance during the last fiscal year.

o    Statement of Additional Information (SAI) dated November 1, 1999
     The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Portfolio's policies and management.

To receive any of these documents on KPM Funds:

By Telephone:
1-877-KPM-FUND

By Mail:
KPM Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

On the Internet:
Text only versions of the fund documents can be viewed online or downloaded from: http://www.sec.gov.com

You may review and obtain copies of fund information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-800-SEC-0330 for information relating to the operation of the Public Reference Room. Copies of the information may be obtained for a fee by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-6009.

Investment Company Act File #811-8488


                              KPM EQUITY PORTFOLIO
                           A Series of KPM Funds, Inc.


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1999





This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the KPM Equity Portfolio dated November 1, 1999, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to KPM Funds, Inc. or call the nationwide toll free number 1-877-KPM-FUND.

The audited financial statements for KPM Funds, Inc. for the fiscal year ended June 30, 1999 are incorporated by reference to KPM Funds' 1999 Annual Report.






KPM Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701



                                Table of Contents

General Information about KPM Funds, Inc.......................................2
Description of the Equity Portfolio............................................3
Investment Restrictions........................................................3
Investments and Risks..........................................................5
Management of the Fund.........................................................9
Control Person and Principal Holders of Securities............................10
Investment Adviser............................................................11
Fund Administration...........................................................12
Fund Accounting and Transfer Agent............................................12
Custodian.....................................................................12
Distributor...................................................................13
Distribution Plan.............................................................13
Portfolio Transactions and Brokerage Allocations..............................15
Purchase of Shares............................................................16
Redemption of Shares..........................................................16
Pricing of Shares.............................................................16
Tax Status....................................................................16
Calculations of Performance Data..............................................16
Independent Auditors..........................................................16
Financial Statements..........................................................16
Appendix A....................................................................16


                              KPM EQUITY PORTFOLIO

General Information about KPM Funds, Inc.
--------------------------------------------------------------------------------

Fund History
         KPM Funds, Inc. (the "Fund") is a Nebraska corporation established under Articles of Incorporation dated February 17, 1994. The Fund offers shares in two series, which are both diversified open-ended management investment companies.

Capital Stock
         The Fund is authorized to issue a total of one billion shares of common stock, with a par value of $.00001 per share. Of these shares, the Fund's Articles of Incorporation authorize the issuance of 50 million shares in each series designated KPM Equity Portfolio (the "Portfolio") shares and KPM Fixed Income Portfolio shares. The Board of Directors is empowered under the Fund's Articles of Incorporation to issue other shares of the Fund's common stock without shareholder approval or to designate additional authorized but unissued shares for issuance by one or more existing Portfolio.

         All shares, when issued, will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro rata the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. All shareholders are entitled to receive dividends when and as declared by the Directors from time to time and as further discussed in the Prospectus.

Voting Rights
         Each share of the Portfolio has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Fund's shares. On some issues, such as the election of directors, all shares of the Fund vote together as one series. Cumulative voting in the election of Directors is authorized. This means that shareholders may cumulate their shares by multiplying the number of shares they hold by the number of directors and then allocate the result among one or more directors.

         On an issue affecting only one Portfolio, the shares of the Portfolio vote as a separate series. Examples of such issues would be proposals to (1) change the Investment Advisory Agreement, (2) change a fundamental investment restriction pertaining to only one Portfolio or (3) change the Portfolio's Distribution Plan. In voting on the Investment Advisory Agreement or proposals affecting only one Portfolio, approval of such an agreement or proposal by the shareholders of one Portfolio would make that agreement effective as to that Portfolio whether or not the agreement or proposal had been approved by the shareholders of the Fund's other Portfolio.

Shareholders' Meetings
         The Fund does not intend to hold annual or periodically scheduled regular meetings of shareholders unless it is required to do so. Nebraska Corporation law requires only that the Board of Directors of a mutual fund convene shareholder meetings when it deems appropriate. The Investment Company Act of 1940, as amended ("1940 Act") requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-l distribution plans. The Fund's Articles of Incorporation provide that shareholders also have the right to remove Directors upon two-thirds vote of the outstanding shares and may call a meeting to remove a Director upon the application of 10% or more of the outstanding shares. The Fund is obligated to facilitate shareholder communications in this situation if certain conditions are met.

Allocation of Income and Expenses
         The assets received by the Fund for the issue or sale of shares of the Portfolio, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio are required to be segregated on the books of account, and are to be charged with the expenses of the Portfolio and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular series are allocated among all series based upon the relative net assets of each series at the time such expenses were accrued.


Description of the Equity Portfolio
--------------------------------------------------------------------------------

         The investment objective of the KPM Equity Portfolio is capital appreciation. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

         As further discussed in the Prospectus, the Adviser uses a "bottom-up" approach in selecting stocks for the Portfolio. In applying its "bottom up" approach to stock selection, the Adviser uses computer and manual screens of a large number of publicly-held securities looking for specific balance sheet, return on investment and valuation criteria. These lists are further reduced through more in-depth company and industry analysis as well as contacts with company management. KPM Equity Portfolio looks for above-average quality companies as evidenced by a strong balance sheet, current or expected high return on equity and expected growth in excess of the rate of inflation. As further explained in the Prospectus, the Adviser considers purchasing securities when these companies are selling for low relative price/earnings ratios. Other valuation criteria such as price/book value, price/sales per share, price/cash flow per share and current yield are considered. Target purchase/sale prices are based on analytical judgments of objective relative price/earnings ratios and current earning power (or normalized earnings) of the company. Since such target prices are based on relative price/earnings ratios (relative to the Standard & Poor's 400 average) these target prices are adjusted as the overall market changes or when estimates of normalized earnings change.


Investment Restrictions
--------------------------------------------------------------------------------

         In addition to the investment objectives and policies set forth in the Prospectus, the Fund and the Portfolio is subject to certain investment restrictions, as set forth below, which may not be changed without the vote of a majority of the Portfolio's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of
(a) 67% of the Portfolio's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Portfolio's outstanding shares.

         Similar shareholder approval is required to change the investment objective of the Portfolio. The following discussion provides fundamental investment restrictions for the Portfolio, non-fundamental policies for the Portfolio, and then a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy specifically for it and a description of any investment restrictions that may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Portfolio's Board of Directors.

         As  fundamental   policies,   unless  otherwise  specified  below,  the
Portfolio will not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities of the U.S. Government, its agencies or instrumentalities).

2. Purchase more than 10% of any class of securities of any one issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer. In the aggregate, the Fund may not own more than 15% of all classes of securities or more than 10% of the outstanding voting securities of an issuer.

3. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto. The various types of utilities companies, such as gas, electric and telephone and telegraph are considered as separate industries.

4. Issue any senior securities as defined in the 1940 Act except as otherwise excepted or excluded by Section 18(g) of the 1940 Act or as permitted by Investment Company Act Release No. 10666.

5. Borrow money except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed the lesser of (a) 10% of the value of the Portfolio's total assets or (b) 5% of the value of the Portfolio's total assets less liabilities other than such borrowings. The Portfolio will not purchase securities while outstanding borrowings exceeds 5% of the value of the Portfolio's total assets. The Portfolio will not borrow money for leverage purposes.

6. Make short sales of securities or maintain a short position, except that short sales against the box shall not be deemed short sales.

7. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

8. Purchase or retain the securities of any issuer if, to the Portfolio's knowledge, those officers or directors of the Fund or its affiliates or of its investment adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

9. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase stock and bond index options, financial futures contracts and options on such contracts.

10. Purchase or sell real estate or real estate mortgage loans, except that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

11. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except that the Portfolio may purchase or sell securities of companies investing in the foregoing.

12. Participate on a joint or a joint and several basis in any securities trading account (as prohibited by Section 12(a)2 of the 1940 Act) except as permitted by 16 below.

13. Underwrite securities of other issuers, except that the Portfolio may acquire portfolio securities under circumstances where if sold the Portfolio might be deemed an underwriter for purposes of the Securities Act of 1933.

14. Invest more than 10% of its net assets in restricted securities or more than 10% of its net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation. The value of any options purchased in the over-the-counter market are deemed to be illiquid.

15. Invest more than 5% of its total assets at the time of purchase in rights and/or warrants (other than those that have been acquired in units or attached to other securities).

16. Make loans, except that the Portfolio may (a) purchase and hold debt obligations in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) lend portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.


         The Fund has also adopted the following restrictions for the Portfolio that are not fundamental policies and may be changed without shareholder approval. The Portfolio shall not:

1. Invest in warrants that are not listed on the New York or American Stock Exchange in excess of 2% of the Portfolio's total assets.

2. Invest more than 20% of its total assets in securities of foreign issuers.

3. Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.
Options on financial futures contracts and options on securities indices will be used solely for hedging purposes--not for speculation.

4. Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

5. Invest in arbitrage transactions.

6. Invest in real estate limited partnership interests.

7. Invest in companies for the purpose of exercising control or management.

8. Purchase the securities of other investment companies except as provided by
Section 12(d)(1) of the 1940 Act.

9. Invest more than 5% of the value of its total assets in the securities of any issuers, which with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.) Asset-backed and mortgage-backed securities will not be deemed to fall within this limitation if the originator of the underlying loan has been in continuous operation for more than three years. The value of all securities issued or guaranteed by such guarantor and owned by the Portfolio shall not exceed 10% of the value of the total assets of such Portfolio.

10. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

11. Lend Portfolio securities when the value of securities subject to such transactions and the value of the securities to be loaned would exceed 5% of the total asset value of the Portfolio.

         Any investment restriction or limitation referred to above or in the Prospectus, except the borrowing policy, which involves a maximum percentage of securities or assets, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


Investments and Risks
--------------------------------------------------------------------------------

         The Portfolio may invest in U. S. Government Securities, repurchase agreements, options for hedging purposes and money market instruments. Additionally, the Portfolio may engage in limited borrowings, may invest for temporary defensive purposes and may purchase fixed-income securities on a when-issued or delayed-delivery basis. See Appendix A for a description of ratings. The KPM Equity Portfolio may invest in convertible securities. Descriptions of such securities, and the inherent risks of investing in such securities, are set forth below.

U.S. Government Securities
         The Portfolio may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government.

         The obligations of U.S. Government agencies or instrumentalities are guaranteed or backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-related securities, and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U. S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

         As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.


Repurchase Agreements
         The Portfolio may also enter into repurchase agreements on U.S. Government Securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by the Portfolio of U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Portfolio will seek to sell the collateral, which action could involve costs or delays. In such case, the Portfolio's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Portfolio would suffer a loss.

         The Portfolio's Custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Portfolio will promptly receive additional collateral so that the total collateral is an amount at least equal to the repurchase price plus accrued interest.

Options Transactions
         The Portfolio may purchase put options, solely for hedging purposes, in order to protect portfolio holdings in an underlying security against a substantial decline in the market value of such holdings ("protective puts"). Such protection is provided during the life of the put because the Portfolio may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to the Portfolio is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit the Portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The Portfolio may also purchase call options solely for the purpose of hedging against an increase in prices of securities that the Portfolio ultimately wants to buy. Such protection is provided during the life of the call option because the Portfolio may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Portfolio will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         The Portfolio may only purchase exchange traded put and call options. Exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while other options may not.

         Use of options in hedging strategies is intended to protect performance but can result in poorer performance than without hedging with options, if the Adviser is incorrect in its forecasts of the direction of stock prices. Normally, the Portfolio will only invest in options to protect existing positions and, as a result, will normally invest no more than 10% of the Portfolio's assets in options.

         The writing by the Portfolio of options on securities is subject to limitations established by each of the registered securities exchanges on which such options are traded. Such limitations govern the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different securities exchanges or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that one Portfolio may write may be affected by options written by other investment advisory clients of the Adviser. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. The Adviser believes it is unlikely that the level of option trading by the Fund will exceed applicable limitations.


Convertible Securities
         The Portfolio may invest in convertible securities which are rated investment grade, BBB or better by S&P or Baa or better by Moody's. Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer's underlying common shares at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, or a combination of the features of these securities. The investment characteristics of convertible securities vary widely, allowing convertible securities to be employed for different investment objectives.

         Convertible bonds and convertible preferred stocks are fixed-income securities entitling the holder to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. They are senior securities, and, therefore, have a claim to assets of the issuer prior to the common stock in the case of liquidation. However, convertible securities are generally subordinated to non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         As with all fixed-income securities, various market forces influence the market value of convertible securities, including changes in the prevailing level of interest rates. As the level of interest rates increases, the market value of convertible securities tends to decline and, conversely, as interest rates decline, the market value of convertible securities tends to increase. The unique investment characteristic of convertible securities (the right to exchange for the issuer's common stock) causes the market value of the convertible securities to increase when the value of the underlying common stock increases. However, because security prices fluctuate, there cannot be an assurance of capital appreciation. Most convertible securities will not reflect as much capital appreciation as their underlying common stocks. When the underlying common stock is experiencing a decline, the value of the convertible security tends to decline to a level approximating the yield-to-maturity basis of straight nonconvertible debt of similar quality, often called "investment value," and may not experience the same decline as the underlying common stock.

         Most convertible securities sell at a premium over their conversion values (i.e., the number of shares of common stock to be received upon conversion multiplied by the current market price of the stock). This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation. If this appreciation potential is not realized, the premium may not be recovered.


Money Market Instruments
         The Portfolio may invest in money market instruments, which include:

(a) U.S. Treasury Bills;

(b) U.S. Treasury Notes with maturities of 18 months or less;

(c) U.S. Government Securities subject to repurchase agreements;

(d) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC") or the Federal Savings and Loan Insurance Corporation ("FSLIC");

(e) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

(f) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody's; and

(g) Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). See "Investment Policies and Restrictions" in the Statement of Additional Information.

         Investment by the Portfolio in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Portfolio, but also the advisory fees and related fees charged by the adviser and other entities providing services to the money market mutual fund.

Borrowing
         The Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 10% of the value of the Portfolio's total assets. Interest paid by the Portfolio on borrowed funds would decrease the net earnings of that Portfolio. The Portfolio will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Portfolio's total assets. The Portfolio may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed with respect to the Portfolio without the approval of a majority of that Portfolio's shares.

Temporary Defensive Positions
         The Portfolio may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Portfolio may invest up to 100% of its assets in U.S. Government Securities and any Money Market Investment described above.

Portfolio Turnover
         While it is not the policy of the Portfolio to trade actively for short-term profits, the Portfolio will dispose of securities without regard to the time they have been held when such action appears advisable to the Adviser. Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The turnover rate will not be a limiting factor when management deems portfolio changes appropriate. The table below shows the turnover rates for the Portfolio's for the past two fiscal years.

    For the Fiscal Year Ended                Turnover Rates
    --------------------------               ---------------
       June 30, 1999                              36.22%
       June 30, 1998                              32.25%


Management of the Fund
--------------------------------------------------------------------------------

Board of Directors
         The Fund is managed by a Board of Directors. The Fund's Board of Directors consists of five individuals, three of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The Directors are fiduciaries of the Portfolio's shareholders and are governed by the laws of the state of Nebraska in the regard. They establish policies for the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

Management Information
         The names, addresses and principal occupations during the past five years of the directors and executive officers of the Fund are as follows:
----------------------- ------ -------------- ---------------------------------
                                Position with Principal Occupation During
Name and Address          Age     the Fund           Last Five Years
----------------------- ------ -------------- ---------------------------------
Randall D. Greer*         48    Chairman and  Director, President, Chairman of
10250 Regency Circle              Director    the Board and Chief Executive
Omaha, NE  68114                              Officer, KPM Investment
                                              Management, Inc., Omaha, Nebraska
                                              (1994-present);Director,
                                              President and Chief Executive
                                              Officer, Kirkpatrick Pettis Trust
                                              Company, Omaha, Nebraska
                                              (1995-Present); Director
                                              (1987-Present), President and
                                              Chief Operating Officer,
                                              Kirkpatrick, Pettis, Smith, Polian
                                              Inc., Omaha, Nebraska (1988-1994).
----------------------- ------ -------------- ----------------------------------
Rodney D. Cerny*          48   President and  Director, Executive Vice President
10250 Regency Circle             Director     and Chief Investment Officer, KPM
Omaha, NE  68114                              Investment Management, Inc.,
                                              Omaha, Nebraska (1994-present);
                                              Director, Kirkpatrick Pettis Trust
                                              Company, Omaha, Nebraska
                                              (1995-Present); First Vice
                                              President (1987-1990), Executive
                                              Vice President and Chief
                                              Investment Officer, Kirkpatrick,
                                              Pettis, Smith, Polian Inc., Omaha,
                                              Nebraska (1990-1996).
----------------------- ------ -------------- ----------------------------------
Donald L. Stroh           72      Director    Retired; Superintendent of
5069 South 149th Court                        Schools, Millard, Nebraska Public
Omaha, Nebraska  68137                        Schools (1955-1989).
----------------------- ------ -------------- ----------------------------------
William G. Campbell       65      Director    Attorney - private practice(
P.O. Box 51                                   1993-present); Partner Roger &
3239 Wolf Lake Road                           Wells (law firm), New York City,
Ely, MN  55731                                New York (1991-1993).
----------------------- ------ -------------- ----------------------------------
Herbert H. Davis, Jr.     75      Director    Owner, Miracle Hill Golf & Tennis
1401 North 120th Street                       Center; President - Legacy Golf,
Omaha, NE  68154                              Omaha, Nebraska (1978-Present).
----------------------- ------ -------------- ----------------------------------
Brian P. McGinty          47      Secretary   Executive Vice President and
10250 Regency Circle                          General Counsel, Kirkpatrick,
Omaha, NE  68114                              Pettis, Smith, Polian Inc., Omaha,
                                              Nebraska (1998-present); Partner,
                                              Kutak, Rock & Huie (law firm),
                                              Omaha, Nebraska (1997-1998);
                                              Associate General Counsel, MFS
                                              Communications (a
                                              telecommunications company),
                                              Omaha, Nebraska(1994-1997).
----------------------- ------ -------------- ----------------------------------
Jeffrey N. Sime           38     Treasurer    Executive Vice President, Chief
10250 Regency Circle                          Financial Officer, Kirkpatrick,
Omaha, NE  68114                              Pettis, Smith, Polian Inc., Omaha,
                                              Nebraska (1993-present); Audit
                                              Supervisor, Peter Kiewit Sons,
                                              Inc., Omaha, Nebraska (1990-1993).
----------------------- ------ -------------- ----------------------------------

         *This director is deemed to be an "interested person" of the Fund by virtue of his affiliation with KPM Investment Management, Inc.

Compensation
         For their services as Directors, the independent Directors receive $1,000 as an annual retainer fee and $200 per meeting attended, as well as reimbursement of expenses incurred in connection with attendance at such meetings. The interested Directors of the Fund receive no compensation for their service as Directors from the Fund. The table below details the compensation amounts received by the Directors from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.

                         Aggregate           Pension            Total
                        Compensation           or           Compensation
Name & Position        from the Fund       Retirement       from the Fund
--------------------- ----------------- ----------------- -----------------

Randall D. Greer*           None              None              None
Chairman, Director
Rodney D. Cerny*            None              None              None
President, Director
Donald L. Stroh            $1,800             None             $1,800
Director
William G. Campbell        $1,800             None             $1,800
Director
Herbert H. Davis, Jr.      $1,800             None             $1,800
Director
--------------------- ----------------- ----------------- -----------------

         *This Director is deemed to be an "interested person" of the Fund as that term is defined under the 1940 Act.


Control Person and Principal Holders of Securities
--------------------------------------------------------------------------------

         The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio as of October 1, 1999 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

------------------------ ------------ ------------- -----------------
Name and Address           Shares      % Ownership  Type of Ownership
------------------------ ------------ ------------- -----------------
Kirkpatrick Pettis Trust
Company                  421,515.957     30.05%     Record
401k Profit Sharing Plan
10250 Regency Circle
Omaha, NE  68114

Kirkpatrick, Pettis,
Smith, Polian Inc.       329,599.375     23.50%     Record
10250 Regency Circle
Omaha, NE  68114

Kirkpatrick Pettis Trust
Company                  240,351.399     17.13%     Record
10250 Regency Circle
Omaha, NE 68114

Maril & Co.
c/o Marshall & Ilsley    85,140.693       6.07%     Record
Trust & Co.
P.O. Box 2977
Milwaukee, WI  53202
------------------------ ------------ ------------- -----------------

         As of October 1, 1999, Kirkpatrick Pettis Trust Company had control of the voting power of 421,515.957 shares of the 1,402,758.230 shares outstanding held by it as trustee of its employees' 401(k) Profit Sharing Plan. Kirkpatrick Pettis Trust Company also had control of the voting power of 240,351.399 shares of the 1,402,758.230 shares outstanding held by it as trustee for its customers. An affiliated entity, Kirkpatrick, Pettis, Smith, Polian, Inc., had control of the voting power of 329,599.399 shares of the 1,402,758.230 shares outstanding held by it as trustee for its customers. As a result, Kirkpatrick Pettis Trust Company and Kirkpatrick, Pettis, Smith, Polian, Inc. could elect all of the directors if such shares were voted on a noncumulative basis and three out of the five directors if such shares were voted on a cumulative basis. In addition, the two entities could ratify the selection of the Fund's accountants. On matters affecting the Portfolio, the two entities could control the outcome of all matters presented to the Equity Portfolio.

         As of October 1, 1999, the Directors and officers of the Fund beneficially owned 33,504.287 shares or 2.39% of the Portfolio.


Investment Adviser
--------------------------------------------------------------------------------

         KPM Investment Management, Inc. (the "Adviser" or "KPM") is the investment adviser to the Fund and the Portfolio under an Investment Advisory Agreement ("Advisory Agreement"). The Adviser is a wholly owned subsidiary of KFS Corporation, a Nebraska corporation which is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law and engaged in the business of providing life, health, accident and related insurance products throughout the United States.

         The Advisory Agreement has been approved by the Board of Directors (including a majority of the Directors who are not "interested persons" as defined under the 1940 Act). The Advisory Agreement for all Portfolio was approved by the shareholders on April 15, 1994. The Advisory Agreement was last approved by the Board of Directors on July 26, 1999.

         The Advisory Agreement terminates automatically in the event of its assignment. In addition, the Advisory Agreement is terminable at any time with respect to the Portfolio, without penalty, by the Board of Directors of the Fund, by vote of a majority of the affected Portfolio's outstanding voting securities on 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Fund. Unless sooner terminated, the Advisory Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Portfolio, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of any of the Portfolio approves the Advisory Agreement, the Advisory Agreement shall continue in effect with respect to such approving Portfolio whether or not the shareholders of any other Portfolio approve such Advisory Agreement.

         Under the Advisory Agreement, the Adviser provides the Portfolio with advice and assistance in the selection and disposition of the Portfolio's investments. All investment decisions are subject to review by the Board of Directors of the Fund. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Fund.

         Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly advisory fee equal on an annual basis to 0.80% of the KPM Equity Portfolio's average daily net assets. Under the Advisory Agreement, the Adviser has agreed to reimburse the Portfolio monthly to the extent of the advisory fee paid if annual total expenses exceed 1.50% of the Equity Portfolio's average annual net assets. The dollar amounts of fees earned and waived by the Adviser over the past three fiscal years are shown below.

--------------------------- ----------------- ---------------- -----------------
For Fiscal Year Ended:         Adviser Fees     Adviser Fees      Adviser Fees
                                  Earned           Waived             Paid
--------------------------- ----------------- ---------------- -----------------
June 30, 1999                    $311,627         $ 272          $311,355
--------------------------- ----------------- ---------------- -----------------
June 30, 1998                    $408,062         $ 0            $408,062
--------------------------- ----------------- ---------------- -----------------
June 30, 1997                    $272,525         $ 500          $272,025
--------------------------- ----------------- ---------------- -----------------


Fund Administration
--------------------------------------------------------------------------------

         Firstar Mutual Fund Services, LLC ("Firstar") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Fund. As such Firstar provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund.

         Under the Fund Administration Servicing Agreement, Firstar receives an administration fee for the Portfolio at an annual rate of 6 basis points (0.06%) on the first $400 million, 5 basis points (0.05%) on the next $1 billion and 3 basis points (0.03%) on the balance of the daily average net assets of the Portfolio. The Fund Administration Servicing Agreement further provides that the annual fee in any event shall not be less than $60,000 in the aggregate for the Portfolio. Fees are billed to the Fund on a monthly basis. Prior to September 1, 1998, Lancaster Administrative Services, Inc. ("Lancaster") provided administrative services to the Fund. Over the last three fiscal years, the Portfolio paid the following amounts in administrative fees:

              Administrative Fees Paid to:
 --------------- ---------------- -----------------
   Fiscal Year      Lancaster         Firstar
      Ended      (July 1, 1996 -  (Sept. 1, 1998 -
                  Aug. 31, 1998)   June 30, 1999)
 --------------- ---------------- -----------------
  June 30, 1997     $ 85,164                N/A
 --------------- ---------------- -----------------
  June 30, 1998     $127,519                N/A
 --------------- ---------------- -----------------
  June 30, 1999     $ 19,752              $25,000
 --------------- ---------------- -----------------


Fund Accounting and Transfer Agent
--------------------------------------------------------------------------------

         Firstar Mutual Fund Services, LLC, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, Firstar will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Firstar will receive a fund accountant fee, for the Portfolio combined, which will be billed on a monthly basis.

         Under the Transfer Agent Servicing Agreement, Firstar will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. Firstar will receive a transfer agent fee, which will be billed on a monthly basis.


Custodian
--------------------------------------------------------------------------------

         The Custodian for the Fund and the Portfolio is Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202. Firstar Bank Milwaukee, N.A., as Custodian, holds all of securities and cash owned by the Portfolio.


Distributor
--------------------------------------------------------------------------------

         Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirpatrick Pettis" or "Distributor") serves as distributor and principal underwriter for the Fund pursuant to a Distribution Agreement and a Rule 12b-1 Plan. Kirkpatrick Pettis is a wholly owned subsidiary of KFS Corporation, a Nebraska corporation which is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law and engaged in the business of providing life, health, accident and related insurance products throughout the United States.

         Kirkpatrick Pettis bears all expenses of providing distribution services pursuant to the Distribution Agreement. Kirkpatrick Pettis provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. The Fund bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and the expense of registering their shares with the Securities and Exchange Commission. For its services under the Distribution Agreement, Kirkpatrick Pettis receives a fee, payable monthly, at the annual rate of 0.25% of average daily net assets of the shares of the Portfolio. This fee is accrued daily as an expense of the Portfolio.

         Kirkpatrick Pettis, as the Distributor, may enter into related selling group agreements with various broker-dealer firms that provide distribution services to investors. Kirkpatrick Pettis does not currently compensate firms for sales of shares of the Fund, but may elect to pay such compensation solely from its assets. Kirkpatrick Pettis may, from time to time, pay additional commissions or promotional incentives to firms that sell shares of the Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or of other funds distributed by Kirkpatrick Pettis.

         Banks and other financial services firms may provide administrative services to facilitate transactions in shares of the Fund for their clients, and Kirkpatrick Pettis may pay them a fee up to the level of the distribution fee allowable as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate in order to provide efficient services for the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. The Fund does not believe that a termination of a relationship with a bank would result in any material adverse consequence to the Fund.

         Since the Distribution Agreement provides for fees that are used by Kirkpatrick Pettis to pay for distribution services, the Distribution Agreement along with the related selling agreements is approved and reviewed in accordance with the Fund's Rule 12b-1 Plan under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

         Pursuant to the Fund's Rule 12b-1 Plan, the Portfolio paid the Distributor the following amounts over the last three fiscal years:


              ------------------------------ -------------------------
               For the Fiscal Year Ended        Rule 12b-1 Fees Paid
              ------------------------------ -------------------------
               June 30, 1999                          $ 97,383
               June 30, 1998                          $127,496
               June 30, 1997                          $ 85,056
              ------------------------------ -------------------------


Distribution Plan
--------------------------------------------------------------------------------

         As stated in the Prospectus, the Fund, on behalf of the Portfolio has adopted a Plan of Distribution under Rule 12b-1 of the 1940's Act ("Rule 12b-1 Plan"). Rule 12b-1(b) under the 1940 Act provides that any payments made by the Portfolio in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Portfolio are distribution expenses within the meaning of Rule 12b-1, the Fund has entered into a Distribution Agreement with the Distributor pursuant to a 12b-1 Plan adopted in accordance with the Rule.

         In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Portfolio's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the plan, cast in person at a meeting for the purpose of voting on such plan or agreement. Rule 12(b)-1(b)(3) requires that the plan or agreement provide, in substance:

(a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph
(b)(2) of Rule 12b-1;

(b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

(c) in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of the Portfolio.

         Rule 12b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments to the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

         Rule 12b-1(c) provides that the Fund may rely upon Rule 12b-1(b) only if the selection and nomination of the Fund's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders. The Fund has complied with the provisions of Rule 12b-1 and the Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.

         Pursuant to the provisions of the 12b-1 Plan, the Portfolio pays a fee to the Distributor computed and paid monthly at an annual rate of up to 0.25% of such Portfolio's average daily net assets in order to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of such Portfolio's shares.

         Expenses for which the Distributor will be reimbursed under the 12b-1 Plan include, but are not limited to, compensation paid to registered representatives of the Distributor and to broker-dealers which have entered into sales agreements with the Distributor; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and printing of sales literature;
advertisement, promotion, marketing and sales expenses; and other distribution-related expenses. Compensation will be paid out of such amounts to investment executives of the Distributor and to broker-dealers who have entered into sales agreements with the Distributor as follows. If shares of the Portfolio are sold by a representative of a broker-dealer other than the Distributor, that portion of the reimbursement attributable to shares sold by such representative is paid to such broker-dealer. If shares of the Portfolio are sold by an investment executive of the Distributor, compensation will be paid to the investment executive by the Distributor in an amount not to exceed that portion of 0.25% of the average daily net assets of the Portfolio which is attributable to shares sold by such investment executive.

         For the year ended June 30, 1999, the Distributor expended the following approximate amounts under the Rule 12b-1 Plan for the Portfolio:

Advertising                                                                $0.00
Printing & Mailing of Prospectuses to new shareholders                    776.94
Compensation to Dealers/Sales Personnel                               136,109.73
Other Finance Charges                                                       0.00
Other Fees                                                                  0.00
                                                                  ==============
                      TOTAL                                          $136,886.67
                                                                  ==============

         Under the Distribution Agreement, the Distributor is also the principal underwriter of the Fund's shares and continuously distributes the shares on an "agency best efforts" basis. In so doing, the Distributor may pay its representatives or others additional amounts over the amounts paid under the 12b-1 Plan in furtherance of distribution of the Fund's shares.


Portfolio Transactions and Brokerage Allocations
--------------------------------------------------------------------------------

         The Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

         The primary consideration in effecting transactions for the Portfolio is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Adviser may consider a number of factors in determining which broker-dealers to use for the Portfolio's transactions. These factors, which are also discussed in the Statement of Additional Information, include research services, the reasonableness of commissions, the quality of services and execution. Portfolio transactions for the Portfolio may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Portfolio intend to comply with Section 17(e)(1) of the 1940 Act, as amended.

         When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Portfolio. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

         The Adviser may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Directors of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Directors of the Fund.

         The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of the Portfolio's transactions in exchange for research services provided the Adviser except as noted below. However, from time to time the Adviser may elect to use certain brokers to execute transactions in order to encourage them to provide the Adviser with research services that the Adviser anticipates will be useful to it. The Adviser will authorize the Portfolio to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser doing so determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Adviser does not deem it practicable and in the best interest of the Portfolio to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Adviser. Investment decisions for the Portfolio and for such advisory clients are made by the Adviser with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Adviser even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Adviser when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Adviser as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio involved is concerned. At the same time, however, it is believed that the ability of the Portfolio to participate in volume transactions will sometimes produce better execution prices.

         The Board of Directors of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund and between Portfolio of the Fund. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Directors pursuant thereto.

         During the fiscal years ended June 30, 1999, 1998 and 1997, the Portfolio paid the following total brokerage commissions. The dollar and percentage amount of commissions paid to Kirkpatrick Pettis is also listed.

                           Brokerage Commissions Paid
                            During Fiscal Year Ended:
------------------ ------------------- ------------------- -------------------
                         June 30,            June 30,            June 30,
                           1999                1998                1997
------------------ ----------- ------- ----------- ------- ----------- -------
Amount Paid to:    Kirkpatrick  Other  Kirkpatrick  Other  Kirkpatrick  Other
                      Pettis   brokers   Pettis    brokers    Pettis   brokers
------------------ ----------- ------- ----------- ------- ----------- -------
Equity Portfolio      $1,227   $73,631   $11,976      *      $10,518      *
------------------ ----------- ------- ----------- ------- ----------- -------
% of Commissions
Paid                    2%       98%       26%       74%       30%       70%
------------------ ----------- ------- ----------- ------- ----------- -------

         *The specific amount paid by the Portfolio to other brokers for the year indicated is unknown; however, the total amount paid to other brokers by the Fund as a whole is shown.


Purchase of Shares
--------------------------------------------------------------------------------

         The manner in which the shares of the Portfolio are offered to the public is described in the Prospectus. Shares of the Portfolio may be purchased initially subject to the minimums set forth in the Prospectus, unless the purchaser is an employee of the Distributor, Adviser or Mutual of Omaha Insurance Company, or is a family member of such employee. The term family member shall include parents, mother-in-law or father-in-law, husband or wife, brother or sister, brother-in-law or sister-in-law, son or daughter, son-in-law or daughter-in-law, and their respective children. In addition, the term shall include any person who is supported directly or indirectly, to a material extent, by the employee or other family member. The minimum initial investment for accounts established by money purchase/profit-sharing plans, 401(k) plans, IRA/SEP, 403(b) plans or 457 (state deferred compensation plans) is $2,000. Finally, investments made by an individual, or by an individual's spouse and/or children under the age of 21, purchasing shares for their own account, or by a trustee, or other fiduciary purchasing for a single trust estate, or single fiduciary account will be treated as investments made by a single investor for purposes of meeting initial purchase requirements.

Automatic Investment Plan
         The Prospectus provides details about purchasing through the automatic investment plan. The AIP is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.


Redemption of Shares
--------------------------------------------------------------------------------

         Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Portfolio of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Portfolio fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

Redemption In-Kind
         The Prospectus provides details about redemptions in-kind. You should note that you may have additional expenses such as brokerage commissions for the sale of the securities received from the Fund. Furthermore, in-kind payments do not have to constitute a cross section of the Fund's portfolio.


Pricing of Shares
--------------------------------------------------------------------------------

         The method for determining the public offering price of Portfolio shares is summarized in the Prospectus. The net asset value of the Portfolio's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Portfolio shares are tendered for redemption and no order for Portfolio shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

         The portfolio securities in which the Portfolio invests fluctuate in value, and hence the net asset value per share of the Portfolio also fluctuates. An example of how the net asset value per share for the Portfolio was calculated on June 30, 1999 is as follows:

Equity Portfolio
-----------------------------------------------------------

       Net Assets
   ------------------
   Shares Outstanding     =     Net Asset Value per Share

      $26,351,509
   ------------------
       1,613,816          =     $16.33


Tax Status
--------------------------------------------------------------------------------

         The Fund will qualify and intends to continue to qualify its Portfolio as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Portfolio must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Portfolio could buy or sell futures contracts and options may be limited by this requirement.

         The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

         Ordinarily, distributions and redemption proceeds earned by the Portfolio shareholder are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.


Calculations of Performance Data
--------------------------------------------------------------------------------

         From time to time the Fund may quote the yield for the Portfolio in advertisements or in reports and other communications to shareholders. For this purpose, yield is calculated by dividing the Portfolio's net investment income per share for the base period, which is 30 days or one month, by the Portfolio's maximum offering purchase price on the last day of the period and annualizing the  result.  The  Portfolio's  net  investment  income  changes in  response to fluctuations in interest rates and in the expenses of the Portfolio. Consequently, any given quotation should not be considered as representative of what the Portfolio's yield may be for any specified period in the future.

         Yield information may be useful in reviewing the Portfolio's performance and for providing a basis for comparison with other investment alternatives. However, the Portfolio's yield will fluctuate, unlike other investments, which pay a fixed yield for a stated period of time. Current yield should be considered together with fluctuations in the Portfolio's net asset value over the period for which yield has been calculated, which, when combined, will indicate the Portfolio's total return to shareholders for that period. Other investment companies may calculate yields on a different basis. In addition, investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates a bond portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, such portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a bond portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of such portfolio's holdings, thereby reducing the current yield of such portfolio. In periods of rising interest rates, the opposite can be expected to occur.

         The Fund may also quote the indices of bond prices and yields prepared by Lehman Bros., Inc., Salomon Bros., Inc., Merrill Lynch or other leading broker-dealer firms. These indices are not managed for any investment goal and their composition may be changed from time to time.

         In connection with the quotations of yields in advertisements described above, the Fund will also provide average annual total returns from the date of inception for one, five and ten-year periods if applicable. Total return is a calculation that equates the initial amount invested to the ending redeemable value at a specified time. It assumes the reinvestment of all dividends and capital gains distributions. Average total return will be the average of the total returns for each year in the period. The Portfolio may also provide a total return figure for the most recent calendar quarter prior to the publication of the advertisement.

         The average annual total returns of the Portfolio for one year ending June 30, 1999 and from inception to date ending June 30, 1999 are as follows:

------------------------------------- ------------------------------
EQUITY PORTFOLIO                      Annualized Total Return
------------------------------------- ------------------------------

1 Year Ended 6/30/99                       -1.97%

07/05/94 (Inception) to 6/3099             16.23%
------------------------------------- ------------------------------


Independent Auditors
--------------------------------------------------------------------------------

         Deloitte & Touche LLP, 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Fund's independent auditors. Their services include examination of the Fund's financial statements.


Financial Statements
--------------------------------------------------------------------------------

         The Fund's audited financial statements are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 1999 as filed with the SEC.


Appendix A
--------------------------------------------------------------------------------


                        RATINGS OF CORPORATE OBLIGATIONS,
                      COMMERCIAL PAPER, AND PREFERRED STOCK

                        Ratings of Corporate Obligations

Moody's Investors Service, Inc.

         Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:       Bonds rated B generally lack characteristics of desirable
investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa:     Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

         Ca:      Bonds rated Ca represent obligations that are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

         Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Corporation

         AAA:     Bonds rated AAA have the highest rating assigned by Standard &
Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

         BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            Commercial Paper Ratings

Standard & Poor's Corporation

         Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody's Investors Service, Inc.

         Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                 Prime-1 Superior capacity for repayment
                 Prime-2 Strong capacity for repayment
                 Prime-3 Acceptable capacity for repayment

                           Ratings of Preferred Stock

Standard & Poor's Corporation

          Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

          The preferred stock ratings are based on the following considerations:

          1. Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

          2. Nature of and provisions of the issue.

          3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

          AAA:     This is the highest rating that may be assigned by Standard &
Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA:      A preferred stock issue rated AA also qualifies as a high
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A:       An issue rated A is backed by a sound capacity to pay the
preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

          BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CC:      The rating CC is reserved for a preferred stock issue in
arrears on dividends or sinking fund payments but that is currently paying.

          C:       A preferred stock rated C is a nonpaying issue.

          D:       A preferred stock rated D is a nonpaying issue with the
issuer in default on debt instruments.

          NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

          Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

          aaa:     An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          aa:      An issue that is rated aa is considered a high-grade
preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          a:       An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          baa:     An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          b:       An issue that is rated b generally lacks the characteristics
of a desirable investment.   Assurance of dividend payments and maintenance of
other terms of the issue over any long period of time may be small.

          caa:     An issue that is rated caa is likely to be in arrears on
dividend payments. This rating designation does not purport to indicate the future status of payments.

          ca:      An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

          c:       This is the lowest rated class of preferred or preference
stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.





                           KPM FIXED INCOME PORTFOLIO
                           A Series of KPM Funds, Inc.


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 1, 1999




This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus of the KPM Fixed Income Portfolio dated November 1, 1999, and should be read together with that Prospectus. To receive a copy of the Prospectus, write to KPM Funds, Inc. or call the nationwide toll free number 1-877-KPM-FUND.

The audited financial statements for KPM Funds, Inc. for the fiscal year ended June 30, 1999 are incorporated by reference to KPM Funds' 1999 Annual Report.






KPM Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701


                                Table of Contents

General Information about KPM Funds, Inc.......................................2
Description of the Fixed Income Portfolio......................................3
Investment Restrictions........................................................3
Investments and Risks..........................................................5
Management of the Fund.........................................................9
Control Person and Principal Holders of Securities............................10
Investment Adviser............................................................11
Fund Administration...........................................................12
Fund Accounting and Transfer Agent............................................12
Custodian.....................................................................12
Distributor...................................................................13
Distribution Plan.............................................................13
Portfolio Transactions and Brokerage Allocations..............................15
Purchase of Shares............................................................16
Redemption of Shares..........................................................16
Pricing of Shares.............................................................16
Tax Status....................................................................16
Calculations of Performance Data..............................................16
Independent Auditors..........................................................16
Financial Statements..........................................................16
Appendix A....................................................................16


                           KPM FIXED INCOME PORTFOLIO

General Information about KPM Funds, Inc.
--------------------------------------------------------------------------------

Fund History
         KPM Funds, Inc. (the "Fund") is a Nebraska corporation established under Articles of Incorporation dated February 17, 1994. The Fund offers shares in two series, which are both diversified open-ended management investment companies.

Capital Stock
         The Fund is authorized to issue a total of one billion shares of common stock, with a par value of $.00001 per share. Of these shares, the Fund's Articles of Incorporation authorize the issuance of 50 million shares in each series designated KPM Equity Portfolio shares and KPM Fixed Income Portfolio (the "Portfolio") shares. The Board of Directors is empowered under the Fund's Articles of Incorporation to issue other shares of the Fund's common stock without shareholder approval or to designate additional authorized but unissued shares for issuance by one or more existing Portfolio.

         All shares, when issued, will be fully paid and nonassessable and will be redeemable and freely transferable. All shares have equal voting rights. They can be issued as full or fractional shares. A fractional share has pro rata the same rights and privileges as a full share. The shares possess no preemptive or conversion rights. All shareholders are entitled to receive dividends when and as declared by the Directors from time to time and as further discussed in the Prospectus.

Voting Rights
         Each share of the Portfolio has one vote (with proportionate voting for fractional shares) irrespective of the relative net asset value of the Fund's shares. On some issues, such as the election of directors, all shares of the Fund vote together as one series. Cumulative voting in the election of Directors is authorized. This means that shareholders may cumulate their shares by multiplying the number of shares they hold by the number of directors and then allocate the result among one or more directors.

         On an issue affecting only one Portfolio, the shares of the Portfolio vote as a separate series. Examples of such issues would be proposals to (1) change the Investment Advisory Agreement, (2) change a fundamental investment restriction pertaining to only one Portfolio or (3) change the Portfolio's Distribution Plan. In voting on the Investment Advisory Agreement or proposals affecting only one Portfolio, approval of such an agreement or proposal by the shareholders of one Portfolio would make that agreement effective as to that Portfolio whether or not the agreement or proposal had been approved by the shareholders of the Fund's other Portfolio.

Shareholders' Meetings
         The Fund does not intend to hold annual or periodically scheduled regular meetings of shareholders unless it is required to do so. Nebraska Corporation law requires only that the Board of Directors of a mutual fund convene shareholder meetings when it deems appropriate. The Investment Company Act of 1940, as amended ("1940 Act") requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-l distribution plans. The Fund's Articles of Incorporation provide that shareholders also have the right to remove Directors upon two-thirds vote of the outstanding shares and may call a meeting to remove a Director upon the application of 10% or more of the outstanding shares. The Fund is obligated to facilitate shareholder communications in this situation if certain conditions are met.

Allocation of Income and Expenses
         The assets received by the Fund for the issue or sale of shares of the Portfolio, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio, and constitute the underlying assets of the Portfolio. The underlying assets of the Portfolio are required to be segregated on the books of account, and are to be charged with the expenses of the Portfolio and with a share of the general expenses of the Fund. Any general expenses of the Fund not readily identifiable as belonging to a particular series are allocated among all series based upon the relative net assets of each series at the time such expenses were accrued.


Description of the Fixed Income Portfolio
--------------------------------------------------------------------------------

         The investment objective of the KPM Fixed Income Portfolio is to provide a high level of total return over a market cycle of 3 to 5 years, consistent with the preservation of capital and prudent investment management. The investment objective is fundamental and therefore cannot be changed without the approval of shareholders.

         As further discussed in the Prospectus, the Portfolio will invest in marketable, fixed income securities with investment grade ratings. See Appendix A for a description of ratings. These include government obligations, corporate debt, asset-backed securities and mortgage-backed securities such as mortgage pass-through certificates and collateralized mortgage obligations (CMOs) issued by government-sponsored agencies and mortgage banking companies. Additional investments may also include dividend paying preferred stocks, non-investment grade corporate debt, municipal bonds and various money market instruments. With respect to asset-backed and mortgage-backed securities, the term issuer will mean any separate trust or other entity formed exclusively to issue mortgage-backed and asset-backed securities, consisting of a discrete pool of underlying loans or leases.


Investment Restrictions
--------------------------------------------------------------------------------

         In addition to the investment objectives and policies set forth in the Prospectus, the Fund and the Portfolio is subject to certain investment restrictions, as set forth below, which may not be changed without the vote of a majority of the Portfolio's outstanding shares. "Majority," as used in the Prospectus and in this Statement of Additional Information, means the lesser of
(a) 67% of the Portfolio's outstanding shares voting at a meeting of shareholders at which more than 50% of the outstanding shares are represented in person or by proxy or (b) a majority of the Portfolio's outstanding shares.

         Similar shareholder approval is required to change the investment objective of the Portfolio. The following discussion provides fundamental investment restrictions for the Portfolio, non-fundamental policies for the Portfolio, and then a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy specifically for it and a description of any investment restrictions that may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the Portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or this Statement of Additional Information is not fundamental and may be changed by the Portfolio's Board of Directors.

         As  fundamental   policies,   unless  otherwise  specified  below,  the
Portfolio will not:

1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than securities of the U.S. Government, its agencies or instrumentalities).

2. Purchase more than 10% of any class of securities of any one issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer. In the aggregate, the Fund may not own more than 15% of all classes of securities or more than 10% of the outstanding voting securities of an issuer.

3. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in any one industry. This restriction does not apply to securities of the U.S. Government or its agencies and instrumentalities and repurchase agreements relating thereto. The various types of utilities companies, such as gas, electric and telephone and telegraph are considered as separate industries.

4. Issue any senior securities as defined in the 1940 Act except as otherwise excepted or excluded by Section 18(g) of the 1940 Act or as permitted by Investment Company Act Release No. 10666.

5. Borrow money except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed the lesser of (a) 10% of the value of the Portfolio's total assets or (b) 5% of the value of the Portfolio's total assets less liabilities other than such borrowings. The Portfolio will not purchase securities while outstanding borrowings exceeds 5% of the value of the Portfolio's total assets. The Portfolio will not borrow money for leverage purposes.

6. Make short sales of securities or maintain a short position, except that short sales against the box shall not be deemed short sales.

7. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

8. Purchase or retain the securities of any issuer if, to the Portfolio's knowledge, those officers or directors of the Fund or its affiliates or of its investment adviser who individually own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities.

9. Purchase or sell commodities or commodity futures contracts, except that the Portfolio may purchase stock and bond index options, financial futures contracts and options on such contracts.

10. Purchase or sell real estate or real estate mortgage loans, except that the Portfolio may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

11. Purchase or sell oil, gas or other mineral leases, rights or royalty contracts, except that the Portfolio may purchase or sell securities of companies investing in the foregoing.

12. Participate on a joint or a joint and several basis in any securities trading account (as prohibited by Section 12(a)2 of the 1940 Act) except as permitted by 16 below.

13. Underwrite securities of other issuers, except that the Portfolio may acquire portfolio securities under circumstances where if sold the Portfolio might be deemed an underwriter for purposes of the Securities Act of 1933.

14. Invest more than 10% of its net assets in restricted securities or more than 10% of its net assets in repurchase agreements with a maturity of more than seven days, and other liquid assets, such as securities with no readily available market quotation. The value of any options purchased in the over-the-counter market are deemed to be illiquid.

15. Invest more than 5% of its total assets at the time of purchase in rights and/or warrants (other than those that have been acquired in units or attached to other securities).

16. Make loans, except that the Portfolio may (a) purchase and hold debt obligations in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) lend portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.


         The Fund has also adopted the following restrictions for the Portfolio that are not fundamental policies and may be changed without shareholder approval. The Portfolio shall not:

1. Invest in warrants that are not listed on the New York or American Stock Exchange in excess of 2% of the Portfolio's total assets.

2. Invest more than 20% of its total assets in securities of foreign issuers.

3. Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.
Options on financial futures contracts and options on securities indices will be used solely for hedging purposes--not for speculation.

4. Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

5. Invest in arbitrage transactions.

6. Invest in real estate limited partnership interests.

7. Invest in companies for the purpose of exercising control or management.

8. Purchase the securities of other investment companies except as provided by
Section 12(d)(1) of the 1940 Act.

9. Invest more than 5% of the value of its total assets in the securities of any issuers, which with their predecessors, have a record of less than three years' continuous operation. (Securities of such issuers will not be deemed to fall within this limitation if they are guaranteed by an entity in continuous operation for more than three years.) Asset-backed and mortgage-backed securities will not be deemed to fall within this limitation if the originator of the underlying loan has been in continuous operation for more than three years. The value of all securities issued or guaranteed by such guarantor and owned by the Portfolio shall not exceed 10% of the value of the total assets of such Portfolio.

10. Mortgage, pledge or hypothecate its assets except in an amount not exceeding 15% of the value of its total assets to secure temporary or emergency borrowing. For purposes of this policy, collateral arrangements for margin deposits on futures contracts or with respect to the writing of options are not deemed to be a pledge of assets.

11. Lend Portfolio securities when the value of securities subject to such transactions and the value of the securities to be loaned would exceed 5% of the total asset value of the Portfolio.

         Any investment restriction or limitation referred to above or in the Prospectus, except the borrowing policy, which involves a maximum percentage of securities or assets, shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.


Investments and Risks
--------------------------------------------------------------------------------

         The Portfolio may invest in U. S. Government Securities, repurchase agreements, options for hedging purposes and money market instruments. Additionally, the Portfolio may engage in limited borrowings, may invest for temporary defensive purposes and may purchase fixed-income securities on a when-issued or delayed-delivery basis. The KPM Fixed Income Portfolio may also invest in mortgage-backed securities and asset-backed securities. Descriptions of such securities, and the inherent risks of investing in such securities, are set forth below.

U.S. Government Securities
         The Portfolio may invest in U.S. Government Securities, which are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Obligations issued by the U.S. Treasury include Bills, Notes and Bonds ("Treasury Securities") which differ from each other mainly in their interest rates and the length of their maturity at original issue. In this regard, Treasury Bills have a maturity of one year or less, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities greater than ten years. Such Treasury Securities are backed by the full faith and credit of the U.S. Government.

         The obligations of U.S. Government agencies or instrumentalities are guaranteed or backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-related securities, and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U. S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks and the Farmers Home Administration are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, the Farmers Home Administration, Federal Farm Credit Banks, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.

         As with all fixed-income securities, various market forces influence the value of such securities. There is an inverse relationship between the market value of such securities and yield. As interest rates rise, the value of the securities falls; conversely, as interest rates fall, the market value of such securities rises.

Repurchase Agreements
         The Portfolio may also enter into repurchase agreements on U.S. Government Securities to invest cash awaiting investment and/or for temporary defensive purposes. A repurchase agreement involves the purchase by the Portfolio of U.S. Government Securities with the condition that after a stated period of time (usually seven days or less) the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. In the event the original seller defaults on its obligation to repurchase, as a result of its bankruptcy or otherwise, the Portfolio will seek to sell the collateral, which action could involve costs or delays. In such case, the Portfolio's ability to dispose of the collateral to recover such investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Portfolio would suffer a loss.

         The Portfolio's Custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the Portfolio will promptly receive additional collateral so that the total collateral is an amount at least equal to the repurchase price plus accrued interest.

Mortgage-Backed Securities
         The Portfolio may invest in mortgage-backed securities. A portion of its assets may also be invested in multiclass pass-through securities, which are interests in a trust composed of Mortgage Assets. Collateralized mortgage obligations ("CMOs") (which include multiclass pass-through securities) may be issued by agencies, authorities or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans, including savings and
loan associations, mortgage banks, commercial  banks,   investments  banks  and
special-purpose subsidiaries of the foregoing. Payments of principal and interest on Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. In a CMO, a series of bonds or certificates is usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal repayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.

         The Portfolio may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which as with other CMO structures, must be retired by its stated maturity date but may be retired earlier. PAC Bonds generally require payment of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment of such securities having the highest priority after interest has been paid to all classes.

Asset-Backed Securities
         The Portfolio may invest in asset-backed securities. Asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as bank or insurance company) unaffiliated with the issuers of such securities, or insured by a financial insurance company. The purchase of asset-backed securities raises risk considerations peculiar to the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. In addition, some asset-backed securities (e.g., credit card receivables are unsecured obligations of the card holders.)

Risks of Mortgage-Backed and Asset-Backed Securities
         Mortgage-backed and asset-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike corporate debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities and asset-backed securities include both interest and a partial payment of principal. In addition to scheduled repayment of principal via normal amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

         Due to their prepayment aspect, mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. This is caused by the need to reinvest repayment of scheduled principal and the possibility of significant unscheduled prepayments resulting from declines in interest rates. In such an environment these prepayments would have to be reinvested at lower interest rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a comparable risk of decline in market value during periods of rising interest rates. At times, some of the mortgage-backed and asset-backed securities in which the Fund may invest will have higher than market interest rates, and will therefore be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Fund to suffer a loss equal to any unamortized premium.

Options Transactions
         The Portfolio may purchase put options, solely for hedging purposes, in order to protect portfolio holdings in an underlying security against a substantial decline in the market value of such holdings ("protective puts"). Such protection is provided during the life of the put because the Portfolio may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to the Portfolio is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit the Portfolio realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The Portfolio may also purchase call options solely for the purpose of hedging against an increase in prices of securities that the Portfolio ultimately wants to buy. Such protection is provided during the life of the call option because the Portfolio may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Portfolio will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

         The Portfolio may only purchase exchange traded put and call options. Exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while other options may not.

         Use of options in hedging strategies is intended to protect performance but can result in poorer performance than without hedging with options, if the Adviser is incorrect in its forecasts of the direction of stock prices. Normally, the Portfolio will only invest in options to protect existing positions and, as a result, will normally invest no more than 10% of the Portfolio's assets in options.

         The writing by the Portfolio of options on securities is subject to limitations established by each of the registered securities exchanges on which such options are traded. Such limitations govern the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different securities exchanges or are held or written in one or more accounts or through one or more brokers. Thus, the number of options that one Portfolio may write may be affected by options written by other investment advisory clients of the Adviser. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions. The Adviser believes it is unlikely that the level of option trading by the Fund will exceed applicable limitations.

Money Market Instruments
         The Portfolio may invest in money market instruments, which include:

(a) U.S. Treasury Bills;

(b) U.S. Treasury Notes with maturities of 18 months or less;

(c) U.S. Government Securities subject to repurchase agreements;

(d) Obligations of domestic branches of U.S. banks (including certificates of deposit and bankers' acceptances with maturities of 18 months or less) which, at the date of investment, have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $10,000,000 and obligations of other banks or savings and loan associations if such obligations are insured by the Federal Deposit Insurance Corporation ("FDIC") or the Federal Savings and Loan Insurance Corporation ("FSLIC");

(e) Commercial paper which at the date of investment is rated A-1 by S&P or P-1 by Moody's or, if not rated, is issued or guaranteed as to payment of principal and interest by companies which, at the date of investment, have an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's;

(f) Short-term (maturing in one year or less) corporate obligations which, at the date of investment, are rated AA or better by S&P or Aa or better by Moody's; and

(g) Shares of no-load money market mutual funds (subject to the ownership restrictions of the 1940 Act). See "Investment Policies and Restrictions" in the Statement of Additional Information.

         Investment by the Portfolio in shares of a money market mutual fund indirectly results in the investor paying not only the advisory fee and related fees charged by the Portfolio, but also the advisory fees and related fees charged by the adviser and other entities providing services to the money market mutual fund.

Borrowing
         The Portfolio may borrow money from banks for temporary or emergency purposes in an amount up to 10% of the value of the Portfolio's total assets. Interest paid by the Portfolio on borrowed funds would decrease the net earnings of that Portfolio. The Portfolio will not purchase portfolio securities while outstanding borrowings exceed 5% of the value of the Portfolio's total assets. The Portfolio may mortgage, pledge, or hypothecate its assets in an amount not exceeding 10% of the value of its total assets to secure temporary or emergency borrowing. The policies set forth in this paragraph are fundamental and may not be changed with respect to the Portfolio without the approval of a majority of that Portfolio's shares.

Temporary Defensive Positions
         The Portfolio may deviate from its fundamental and non-fundamental investment policies during periods of adverse or abnormal market, economic, political and other circumstances requiring immediate action to protect assets. In such cases, the Portfolio may invest up to 100% of its assets in U.S. Government Securities and any Money Market Investment described above.

Portfolio Turnover
         While it is not the policy of the Portfolio to trade actively for short-term profits, the Portfolio will dispose of securities without regard to the time they have been held when such action appears advisable to the Adviser. Portfolio turnover is the ratio of the lesser of annual purchases or sales of portfolio securities to the average monthly value of portfolio securities, not including short-term securities maturing in less than 12 months. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The turnover rate will not be a limiting factor when management deems portfolio changes appropriate. The table below shows the turnover rates for the Portfolio's for the past two fiscal years.

       ---------------------------------- ---------------------------------
       For the Fiscal Year Ended                       Turnover Rates
       ---------------------------------- ---------------------------------
       June 30, 1999                                       34.25%
       June 30, 1998                                       19.33%
       ---------------------------------- ---------------------------------


Management of the Fund
--------------------------------------------------------------------------------

Board of Directors
         The Fund is managed by a Board of Directors. The Fund's Board of Directors consists of five individuals, three of whom are not "interested persons" of the Fund as that term is defined in the 1940 Act. The Directors are fiduciaries of the Portfolio's shareholders and are governed by the laws of the state of Nebraska in the regard. They establish policiesfor the operation of the Fund and appoint the officers who conduct the daily business of the Fund.

Management Information
         The names, addresses and principal occupations during the past five years of the directors and executive officers of the Fund are as follows:
----------------------- ------ -------------- ---------------------------------
                                Position with Principal Occupation During
Name and Address          Age     the Fund           Last Five Years
----------------------- ------ -------------- ---------------------------------
Randall D. Greer*         48    Chairman and  Director, President, Chairman of
10250 Regency Circle              Director    the Board and Chief Executive
Omaha, NE  68114                              Officer, KPM Investment
                                              Management, Inc., Omaha, Nebraska
                                              (1994-present);Director,
                                              President and Chief Executive
                                              Officer, Kirkpatrick Pettis Trust
                                              Company, Omaha, Nebraska
                                              (1995-Present); Director
                                              (1987-Present), President and
                                              Chief Operating Officer,
                                              Kirkpatrick, Pettis, Smith, Polian
                                              Inc., Omaha, Nebraska (1988-1994).
----------------------- ------ -------------- ----------------------------------
Rodney D. Cerny*          48   President and  Director, Executive Vice President
10250 Regency Circle             Director     and Chief Investment Officer, KPM
Omaha, NE  68114                              Investment Management, Inc.,
                                              Omaha, Nebraska (1994-present);
                                              Director, Kirkpatrick Pettis Trust
                                              Company, Omaha, Nebraska
                                              (1995-Present); First Vice
                                              President (1987-1990), Executive
                                              Vice President and Chief
                                              Investment Officer, Kirkpatrick,
                                              Pettis, Smith, Polian Inc., Omaha,
                                              Nebraska (1990-1996).
----------------------- ------ -------------- ----------------------------------
Donald L. Stroh           72      Director    Retired; Superintendent of
5069 South 149th Court                        Schools, Millard, Nebraska Public
Omaha, Nebraska  68137                        Schools (1955-1989).
----------------------- ------ -------------- ----------------------------------
William G. Campbell       65      Director    Attorney - private practice(
P.O. Box 51                                   1993-present); Partner Roger &
3239 Wolf Lake Road                           Wells (law firm), New York City,
Ely, MN  55731                                New York (1991-1993).
----------------------- ------ -------------- ----------------------------------
Herbert H. Davis, Jr.     75      Director    Owner, Miracle Hill Golf & Tennis
1401 North 120th Street                       Center; President - Legacy Golf,
Omaha, NE  68154                              Omaha, Nebraska (1978-Present).
----------------------- ------ -------------- ----------------------------------
Brian P. McGinty          47      Secretary   Executive Vice President and
10250 Regency Circle                          General Counsel, Kirkpatrick,
Omaha, NE  68114                              Pettis, Smith, Polian Inc., Omaha,
                                              Nebraska (1998-present); Partner,
                                              Kutak, Rock & Huie (law firm),
                                              Omaha, Nebraska (1997-1998);
                                              Associate General Counsel, MFS
                                              Communications (a
                                              telecommunications company),
                                              Omaha, Nebraska(1994-1997).
----------------------- ------ -------------- ----------------------------------
Jeffrey N. Sime           38     Treasurer    Executive Vice President, Chief
10250 Regency Circle                          Financial Officer, Kirkpatrick,
Omaha, NE  68114                              Pettis, Smith, Polian Inc., Omaha,
                                              Nebraska (1993-present); Audit
                                              Supervisor, Peter Kiewit Sons,
                                              Inc., Omaha, Nebraska (1990-1993).
----------------------- ------ -------------- ----------------------------------
         *This director is deemed to be an "interested person" of the Fund by virtue of his affiliation with KPM Investment Management, Inc.

Compensation
         For their services as Directors, the independent Directors receive $1,000 as an annual retainer fee and $200 per meeting attended, as well as reimbursement of expenses incurred in connection with attendance at such meetings. The interested Directors of the Fund receive no compensation for their service as Directors from the Fund. The table below details the compensation amounts received by the Directors from the Fund for the past fiscal year. Presently, none of the executive officers receive compensation from the Fund.

--------------------- --------------- ---------------- ----------------
                        Aggregate         Pension           Total
                       Compensation         or          Compensation
Name & Position       from the Fund     Retirement      from the Fund
--------------------- --------------- ---------------- ----------------

Randall D. Greer*          None            None             None
Chairman, Director
Rodney D. Cerny*           None            None             None
President, Director
Donald L. Stroh           $1,800           None            $1,800
Director
William G. Campbell       $1,800           None            $1,800
Director
Herbert H. Davis, Jr.     $1,800           None            $1,800
Director
--------------------- --------------- ---------------- ----------------

         *This Director is deemed to be an "interested person" of the Fund as that term is defined under the 1940 Act.

Control Person and Principal Holders of Securities
--------------------------------------------------------------------------------
         The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Portfolio as of October 8, 1999 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

---------------------------- ------------ ----------- ----------
Name and Address               Shares     % Ownership  Type of
                                                      Ownership
---------------------------- ------------ ----------- ----------
Kirkpatrick Pettis Trust
Company                      102,078.958    20.31%    Record
401k Profit Sharing Plan
10250 Regency Circle
Omaha, NE  68114

Reinke Manufacturing
401(k) P/S/P                 31,195.937      6.20%    Record
Box 566
Deshler, NE  68340

McGill, Gotsdiner, Workman
& Lepp.                      32,989.427      6.60%    Record
11404 W. Dodge Road, Suite
500
Omaha, NE  68154
---------------------------- ------------ ----------- ----------

         As of October 8, 1999, the Directors and officers of the Fund beneficially owned less than 1% of the outstanding shares of the Portfolio.


Investment Adviser
--------------------------------------------------------------------------------
         KPM Investment Management, Inc. (the "Adviser" or "KPM") is the investment adviser to the Fund and the Portfolio under an Investment Advisory Agreement ("Advisory Agreement"). The Adviser is a wholly owned subsidiary of KFS Corporation, a Nebraska corporation which is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law and engaged in the business of providing life, health, accident and related insurance products throughout the United States.

         The Advisory Agreement has been approved by the Board of Directors (including a majority of the Directors who are not "interested persons" as defined under the 1940 Act). The Advisory Agreement for all Portfolio was approved by the shareholders on April 15, 1994. The Advisory Agreement was last approved by the Board of Directors on July 26, 1999.

         The Advisory Agreement terminates automatically in the event of its assignment. In addition, the Advisory Agreement is terminable at any time with respect to the Portfolio, without penalty, by the Board of Directors of the Fund, by vote of a majority of the affected Portfolio's outstanding voting securities on 60 days' written notice to the Adviser, and by the Adviser on 60 days' written notice to the Fund. Unless sooner terminated, the Advisory Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors or by a vote of a majority of the outstanding voting securities of the Portfolio, provided that in either event such continuance is also approved by a vote of a majority of the directors who are not parties to such agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. If a majority of the outstanding voting securities of any of the Portfolio approves the Advisory Agreement, the Advisory Agreement shall continue in effect with respect to such approving Portfolio whether or not the shareholders of any other Portfolio approve such Advisory Agreement.

         Under the Advisory Agreement, the Adviser provides the Portfolio with advice and assistance in the selection and disposition of the Portfolio's investments. All investment decisions are subject to review by the Board of Directors of the Fund. The Adviser is obligated to pay the salaries and fees of any affiliates of the Adviser serving as officers or directors of the Fund.

         Pursuant to the Advisory Agreement, the Fund pays the Adviser a monthly advisory fee equal on an annual basis to 0.60% of the KPM Fixed Income Portfolio's average daily net assets. Under the Advisory Agreement, the Adviser has agreed to reimburse the Portfolio monthly to the extent of the advisory fee paid if annual total expenses exceed 1.25% of the Fixed Income Portfolio's average annual net assets. The dollar amounts of fees earned and waived by the Adviser over the past three fiscal years are shown below.

 ------------------------ ----------------- ---------------- -----------------
 For Fiscal Year Ended:     Adviser Fees     Adviser Fees      Adviser Fees
                               Earned           Waived             Paid
 ------------------------ ----------------- ---------------- -----------------
 June 30, 1999                $66,023           $58,303          $ 7,720
 ------------------------ ----------------- ---------------- -----------------
 June 30, 1998                $60,788           $ 8,538          $52,250
 ------------------------ ----------------- ---------------- -----------------
 June 30, 1997                $50,207           $21,824          $28,383
 ------------------------ ----------------- ---------------- -----------------

Fund Administration
--------------------------------------------------------------------------------
         Firstar Mutual Fund Services, LLC ("Firstar") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement with the Fund. As such Firstar provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Fund.

         Under the Fund Administration Servicing Agreement, Firstar receives an administration fee for the Portfolio at an annual rate of 6 basis points (0.06%) on the first $400 million, 5 basis points (0.05%) on the next $1 billion and 3 basis points (0.03%) on the balance of the daily average net assets of the Portfolio. The Fund Administration Servicing Agreement further provides that the annual fee in any event shall not be less than $60,000 in the aggregate for the Portfolio. Fees are billed to the Fund on a monthly basis. Prior to September 1, 1998, Lancaster Administrative Services, Inc. ("Lancaster") provided administrative services to the Fund. Over the last three fiscal years, the Portfolio paid the following amounts in administrative fees:

          Administrative Fees Paid to:
 ------------- ---------------- -----------------
                  Lancaster         Firstar
  Fiscal Year  (July 1, 1996 -  (Sept. 1, 1998 -
     Ended      Aug. 31, 1998)   June 30, 1999)
 ------------- ---------------- -----------------
 June 30, 1997     $ 20,919            N/A
 ------------- ---------------- -----------------
 June 30, 1998     $ 25,328            N/A
 ------------- ---------------- -----------------
 June 30, 1999     $  5,326          $25,000
 ------------- ---------------- -----------------


Fund Accounting and Transfer Agent
--------------------------------------------------------------------------------
         Firstar Mutual Fund Services, LLC, serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. Under the Fund Accounting Servicing Agreement, Firstar will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. Firstar will receive a fund accountant fee, for the Portfolio combined, which will be billed on a monthly basis.

         Under the Transfer Agent Servicing Agreement, Firstar will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. Firstar will receive a transfer agent fee, which will be billed on a monthly basis.

Custodian
--------------------------------------------------------------------------------
         The Custodian for the Fund and the Portfolio is Firstar Bank Milwaukee, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202. Firstar Bank Milwaukee, N.A., as Custodian, holds all of securities and cash owned by the Portfolio.

Distributor
--------------------------------------------------------------------------------
         Kirkpatrick, Pettis, Smith, Polian Inc. ("Kirpatrick Pettis" or "Distributor") serves as distributor and principal underwriter for the Fund pursuant to a Distribution Agreement and a Rule 12b-1 Plan. Kirkpatrick Pettis is a wholly owned subsidiary of KFS Corporation, a Nebraska corporation which is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law and engaged in the business of providing life, health, accident and related insurance products throughout the United States.

         Kirkpatrick Pettis bears all expenses of providing distribution services pursuant to the Distribution Agreement. Kirkpatrick Pettis provides for the preparation of advertising or sales literature and bears the cost of printing and mailing prospectuses to persons other than shareholders. The Fund bears the cost of qualifying and maintaining the qualification of Fund shares for sale under the securities laws of the various states and the expense of registering their shares with the Securities and Exchange Commission. For its services under the Distribution Agreement, Kirkpatrick Pettis receives a fee, payable monthly, at the annual rate of 0.25% of average daily net assets of the shares of the Portfolio. This fee is accrued daily as an expense of the Portfolio.

         Kirkpatrick Pettis, as the Distributor, may enter into related selling group agreements with various broker-dealer firms that provide distribution services to investors. Kirkpatrick Pettis does not currently compensate firms for sales of shares of the Fund, but may elect to pay such compensation solely from its assets. Kirkpatrick Pettis may, from time to time, pay additional commissions or promotional incentives to firms that sell shares of the Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or of other funds distributed by Kirkpatrick Pettis.

         Banks and other financial services firms may provide administrative services to facilitate transactions in shares of the Fund for their clients, and Kirkpatrick Pettis may pay them a fee up to the level of the distribution fee allowable as described above. Banks currently are prohibited under the Glass-Steagall Act from providing certain underwriting or distribution services. If the Glass-Steagall Act should prevent banking firms from acting in any capacity or providing any of the described services, management will consider what action, if any, is appropriate in order to provide efficient services for the Fund. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. The Fund does not believe that a termination of a relationship with a bank would result in any material adverse consequence to the Fund.

         Since the Distribution Agreement provides for fees that are used by Kirkpatrick Pettis to pay for distribution services, the Distribution Agreement along with the related selling agreements is approved and reviewed in accordance with the Fund's Rule 12b-1 Plan under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

         Pursuant to the Fund's Rule 12b-1 Plan, the Fund paid the Distributor the following amounts over the last three fiscal years:


         ------------------------------ ------------------------
         For the Fiscal Year Ended      Rule 12b-1 Fees Paid
         ------------------------------ ------------------------
         June 30, 1999                          $27,510
         June 30, 1998                          $25,329
         June 30, 1997                          $20,901
         ------------------------------ ------------------------

Distribution Plan
--------------------------------------------------------------------------------
         As stated in the Prospectus, the Fund, on behalf of the Portfolio has adopted a Plan of Distribution under Rule 12b-1 of the 1940's Act ("Rule 12b-1 Plan"). Rule 12b-1(b) under the 1940 Act provides that any payments made by the Portfolio in connection with financing the distribution of its shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Portfolio are distribution expenses within the meaning of Rule 12b-1, the Fund has entered into a Distribution Agreement with the Distributor pursuant to a 12b-1 Plan adopted in accordance with the Rule.

         In addition, Rule 12b-1(b)(1) requires that such plan be approved by a majority of the Portfolio's outstanding shares, and Rule 12b-1(b)(2) requires that such plan, together with any related agreements, be approved by a vote of the Board of Directors who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the plan, cast in person at a meeting for the purpose of voting on such plan or agreement. Rule 12(b)-1(b)(3) requires that the plan or agreement provide, in substance:

(a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in paragraph (b)(2) of Rule 12b-1;

(b) that any person authorized to direct the disposition of moneys paid or payable by the Fund pursuant to the plan or any related agreement shall provide to the Fund's Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

(c) in the case of a plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Directors of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan or by a vote of a majority of the outstanding voting securities of the Portfolio.

         Rule 12b-1(b)(4) requires that such a plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval and that all material amendments to the plan must be approved in the manner described in paragraph (b)(2) of Rule 12b-1.

         Rule 12b-1(c) provides that the Fund may rely upon Rule 12b-1(b) only if the selection and nomination of the Fund's disinterested directors are committed to the discretion of such disinterested directors. Rule 12b-1(e) provides that the Fund may implement or continue a plan pursuant to Rule 12b-1(b) only if the directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and
(b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders. The Fund has complied with the provisions of Rule 12b-1 and the Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.

         Pursuant to the provisions of the 12b-1 Plan, the Portfolio pays a fee to the Distributor computed and paid monthly at an annual rate of up to 0.25% of such Portfolio's average daily net assets in order to reimburse the Distributor for its actual expenses incurred in the distribution and promotion of such Portfolio's shares.

         Expenses for which the Distributor will be reimbursed under the 12b-1 Plan include, but are not limited to, compensation paid to registered representatives of the Distributor and to broker-dealers which have entered into sales agreements with the Distributor; expenses incurred in the printing of prospectuses, statements of additional information and reports used for sales purposes; expenses of preparation and printing of sales literature;
advertisement, promotion, marketing and sales expenses; and other distribution-related expenses. Compensation will be paid out of such amounts to investment executives of the Distributor and to broker-dealers who have entered into sales agreements with the Distributor as follows. If shares of the Portfolio are sold by a representative of a broker-dealer other than the Distributor, that portion of the reimbursement attributable to shares sold by such representative is paid to such broker-dealer. If shares of the Portfolio are sold by an investment executive of the Distributor, compensation will be paid to the investment executive by the Distributor in an amount not to exceed that portion of 0.25% of the average daily net assets of the Portfolio which is attributable to shares sold by such investment executive.

         For the year ended June 30, 1999, the Distributor expended the following approximate amounts under the Rule 12b-1 Plan for the Portfolio:

  Advertising                                                    $0.00
  Printing & Mailing of Prospectuses to new shareholders        776.95
  Compensation to Dealers/Sales Personnel                    51,816.75
  Other Finance Charges                                           0.00
  Other Fees                                                      0.00
                                                          =============
           TOTAL                                            $52,593.70
                                                          =============

         Under the Distribution Agreement, the Distributor is also the principal underwriter of the Fund's shares and continuously distributes the shares on an "agency best efforts" basis. In so doing, the Distributor may pay its representatives or others additional amounts over the amounts paid under the 12b-1 Plan in furtherance of distribution of the Fund's shares.

Portfolio Transactions and Brokerage Allocations
--------------------------------------------------------------------------------
         The Adviser is responsible for decisions to buy and sell securities for the Portfolio, the selection of broker-dealers to effect the transactions and the negotiation of brokerage commissions, if any. In placing orders for securities transactions, the primary criterion for the selection of a broker-dealer is the ability of the broker-dealer, in the opinion of the Adviser, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission (if any) and considering the state of the market at the time.

         The primary consideration in effecting transactions for the Portfolio is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and the broker-dealers through or with which (acting on an agency basis or as principal) they seek execution. The Adviser may consider a number of factors in determining which broker-dealers to use for the Portfolio's transactions. These factors, which are also discussed in the Statement of Additional Information, include research services, the reasonableness of commissions, the quality of services and execution. Portfolio transactions for the Portfolio may be effected through the Distributor if the commissions, fees or other remuneration received by the Distributor are reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. In effecting portfolio transactions through the Distributor, the Portfolio intend to comply with Section 17(e)(1) of the 1940 Act, as amended.

         When consistent with these objectives, business may be placed with broker-dealers, including the Distributor, who furnish investment research and/or services to the Adviser. Such research or services include advice, both directly and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Adviser to supplement its own investment research activities and enables the Adviser to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Portfolio. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser may receive a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolio from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the accounts that it manages, as opposed to solely benefiting one specific managed fund or account. Normally, research services obtained through managed funds or accounts investing in common stocks would primarily benefit the managed funds or accounts which invest in common stock; similarly, services obtained from transactions in fixed-income securities would normally be of greater benefit to the managed funds or accounts which invest in debt securities.

         The Adviser may also purchase securities from time to time from broker-dealers who are participating as underwriters in a firm commitment underwriting of municipal securities where the Distributor is also a member of the selling syndicate. The Board of Directors of the Fund has adopted a policy pursuant to Rule 10f-3 under the 1940 Act governing such purchases. The purchase of such municipal securities shall only be made pursuant to the requirements of Rule 10f-3 and the policies adopted by the Board of Directors of the Fund.

         The Adviser has not entered into any formal or informal agreements with any broker-dealers, nor does it maintain any "formula" which must be followed in connection with the placement of the Portfolio's transactions in exchange for research services provided the Adviser except as noted below. However, from time to time the Adviser may elect to use certain brokers to execute transactions in order to encourage them to provide the Adviser with research services that the Adviser anticipates will be useful to it. The Adviser will authorize the Portfolio to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Adviser doing so determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         In determining the commissions to be paid to the Distributor, it is the policy of the Fund that such commissions, will, in the judgment of the Adviser, subject to review by the Board of Directors, be both (a) at least as favorable as those which would be charged by other qualified brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time, (b) at least as favorable as commissions contemporaneously charged by the Distributor on comparable transactions for its most favored comparable unaffiliated customers, and (c) conform to the requirements of Rule 17e-1 under the 1940 Act. While the Adviser does not deem it practicable and in the best interest of the Portfolio to solicit competitive bids for commission rates on each transaction, consideration will regularly be given to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

         In certain instances, there may be securities that are suitable for the Fund as well as for that of one or more of the advisory clients of the Adviser. Investment decisions for the Portfolio and for such advisory clients are made by the Adviser with a view to achieving the investment objective. It may develop that a particular security is bought or sold for only one client of the Adviser even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients of one of the Adviser when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients of the Adviser are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be equitable to each (and may result, in the case of purchases, in allocation of that security only to some of those clients and the purchase of another security for other clients regarded by the Adviser as a satisfactory substitute). It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio involved is concerned. At the same time, however, it is believed that the ability of the Portfolio to participate in volume transactions will sometimes produce better execution prices.

         The Board of Directors of the Fund has also adopted a policy pursuant to Rule 17a-7 under the 1940 Act that allows certain principal transactions between certain remote affiliates of the Fund and the Fund and between Portfolio of the Fund. These transactions will only be effected in accordance with the provisions of Rule 17a-7 under the 1940 Act and are further restricted by the policies adopted by the Board of Directors pursuant thereto.

         During the fiscal years ended June 30, 1999, 1998 and 1997, the Portfolio paid the following total brokerage commissions. The dollar and percentage amount of commissions paid to Kirkpatrick Pettis is also listed.

                       Brokerage Commissions Paid
                        During Fiscal Year Ended:
--------------- ------------------- ------------------- --------------------
                      June 30,          June 30,              June 30,
                        1999              1998                  1997
--------------- ------------------- ------------------- --------------------
--------------- ----------- ------- ----------- ------- ----------- --------
Amount Paid to: Kirkpatrick  Other  Kirkpatrick  Other  Kirkpatrick   Other
                   Pettis   brokers   Pettis    brokers    Pettis    brokers
--------------- ----------- ------- ----------- ------- ----------- --------
Fixed Income
Portfolio           $ 0       $ 0        $ 4       *        $ 0        *
--------------- ----------- ------- ----------- ------- ----------- --------
         *The specific amount paid by the Portfolio to other brokers for the years indicated is unknown.

Purchase of Shares
--------------------------------------------------------------------------------
         The manner in which the shares of the Portfolio are offered to the public is described in the Prospectus. Shares of the Portfolio may be purchased initially subject to the minimums set forth in the Prospectus, unless the purchaser is an employee of the Distributor, Adviser or Mutual of Omaha Insurance Company, or is a family member of such employee. The term family member shall include parents, mother-in-law or father-in-law, husband or wife, brother or sister, brother-in-law or sister-in-law, son or daughter, son-in-law or daughter-in-law, and their respective children. In addition, the term shall include any person who is supported directly or indirectly, to a material extent, by the employee or other family member. The minimum initial investment for accounts established by money purchase/profit-sharing plans, 401(k) plans, IRA/SEP, 403(b) plans or 457 (state deferred compensation plans) is $2,000. Finally, investments made by an individual, or by an individual's spouse and/or children under the age of 21, purchasing shares for their own account, or by a trustee, or other fiduciary purchasing for a single trust estate, or single fiduciary account will be treated as investments made by a single investor for purposes of meeting initial purchase requirements.

Automatic Investment Plan
         The Prospectus provides details about purchasing through the automatic investment plan. The AIP is a method of using dollar cost averaging, which is an investment strategy that involves investing a fixed amount of money at a regular time interval. However, a program of regular investment cannot ensure a profit or protect against a loss from declining markets. By always investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high. Since such a program involves continuous investment regardless of fluctuating share values, you should consider your financial ability to continue the program through periods of low share price levels.


Redemption of Shares
--------------------------------------------------------------------------------
         Redemption of shares, or payment, may be suspended at times (a) when the New York Stock Exchange is closed for other than customary weekend or holiday closings, (b) when trading on said exchange is restricted, (c) when an emergency exists, as a result of which disposal by the Portfolio of securities owned by them is not reasonably practicable, or it is not reasonably practicable for the Portfolio fairly to determine the value of their net assets, or (d) during any other period when the Securities and Exchange Commission, by order, so permits, provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist.

Redemption In-Kind
         The Prospectus provides details about redemptions in-kind. You should note that you may have additional expenses such as brokerage commissions for the sale of the securities received from the Fund. Furthermore, in-kind payments do not have to constitute a cross section of the Fund's portfolio.

Pricing of Shares
--------------------------------------------------------------------------------
         The method for determining the public offering price of Portfolio shares is summarized in the Prospectus. The net asset value of the Portfolio's shares is determined on each day on which the New York Stock Exchange is open, provided that the net asset value need not be determined on days when no Portfolio shares are tendered for redemption and no order for Portfolio shares is received. The New York Stock Exchange is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas.

         The portfolio securities in which the Portfolio invests fluctuate in value, and hence the net asset value per share of the Portfolio also fluctuates. An example of how the net asset value per share for the Portfolio was calculated on June 30, 1999 is as follows:

Fixed Income Portfolio
--------------------------------------

       Net Assets
   ------------------
   Shares Outstanding     =     Net Asset Value per Share

       $8,328,671
   ------------------
        806,289           =     $10.33

Tax Status
--------------------------------------------------------------------------------
         The Fund will qualify and intends to continue to qualify its Portfolio as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so as to be relieved of federal income tax on its capital gains and net investment income distributed to shareholders. To qualify as a regulated investment company, the Portfolio must, among other things, receive at least 90% of its gross income each year from dividends, interest, gains from the sale or other disposition of securities and certain other types of income including, with certain exceptions, income from options and futures contracts. The Code also requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which the Portfolio could buy or sell futures contracts and options may be limited by this requirement.

         The Code requires that all regulated investment companies pay a nondeductible 4% excise tax to the extent the regulated investment company does not distribute 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end. The required distributions are based only on the taxable income of a regulated investment company.

         Ordinarily, distributions and redemption proceeds earned by the Portfolio shareholder are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may be required to withhold federal income tax ("backup withholding") from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to backup withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to backup withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.


Calculations of Performance Data
--------------------------------------------------------------------------------
         From time to time the Fund may quote the yield for the Portfolio in advertisements or in reports and other communications to shareholders. For this purpose, yield is calculated by dividing the Portfolio's net investment income per share for the base period, which is 30 days or one month, by the Portfolio's maximum offering purchase price on the last day of the period and annualizing the  result.  The  Portfolio's  net  investment  income  changes in  response to fluctuations in interest rates and in the expenses of the Portfolio. Consequently, any given quotation should not be considered as representative of what the Portfolio's yield may be for any specified period in the future.

         Yield information may be useful in reviewing the Portfolio's performance and for providing a basis for comparison with other investment alternatives. However, the Portfolio's yield will fluctuate, unlike other investments, which pay a fixed yield for a stated period of time. Current yield should be considered together with fluctuations in the Portfolio's net asset value over the period for which yield has been calculated, which, when combined, will indicate the Portfolio's total return to shareholders for that period. Other investment companies may calculate yields on a different basis. In addition, investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

         Investors should recognize that in periods of declining interest rates a bond portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, such portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a bond portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of such portfolio's holdings, thereby reducing the current yield of such portfolio. In periods of rising interest rates, the opposite can be expected to occur.

         The Fund may also quote the indices of bond prices and yields prepared by Lehman Bros., Inc., Salomon Bros., Inc., Merrill Lynch or other leading broker-dealer firms. These indices are not managed for any investment goal and their composition may be changed from time to time.

         The Fixed Income Portfolio may quote the yield or total return on Ginnie Maes, Fannie Maes, Freddie Macs, corporate bonds and Treasury bonds and notes, either as compared to each other or as compared to the Portfolio's performance. In considering such yields or total returns, investors should recognize that the performance of securities in which the Portfolio may invest does not reflect the Portfolio's performance. Furthermore, such yields or total returns do not take into account either the effects of portfolio management or of management fees or other expenses. The issuers of such securities guarantee that interest will be paid when due and that principal will be fully repaid if the securities are held to maturity; however there are no such guarantees with respect to shares of the Portfolio. Investors should also be aware that the mortgages underlying mortgage-related securities may be prepaid at any time. Prepayment is particularly likely in the event of an interest rate decline, as the holders of the underlying mortgages seek to pay off high-rate mortgages or re-negotiate them at potentially lower current rates. Because the underlying mortgages are more likely to be prepaid at their par value when interest rates decline, the value of certain high-yielding mortgage-related securities may have less potential for capital appreciation than conventional debt securities (such as U. S. Treasury bonds and notes) in such markets. At the same time, such mortgage-related securities may have less potential for capital appreciation when interest rates rise.

         In connection with the quotations of yields in advertisements described above, the Fund will also provide average annual total returns from the date of inception for one, five and ten-year periods if applicable. Total return is a calculation that equates the initial amount invested to the ending redeemable value at a specified time. It assumes the reinvestment of all dividends and capital gains distributions. Average total return will be the average of the total returns for each year in the period. The Portfolio may also provide a total return figure for the most recent calendar quarter prior to the publication of the advertisement. The yield of the Fixed Income Portfolio for the 30-day period ending June 30, 1999 was 5.79%.

         The average annual total returns of the Portfolio for one year ending June 30, 1999 and from inception to date ending June 30, 1999 are as follows:

--------------------------------------- ------------------------
FIXED INCOME PORTFOLIO                  Annualized Total Return
--------------------------------------- ------------------------

1 Year Ended 6/30/99                          1.86%

07/05/94 (Inception) to 6/30/99               6.46%

--------------------------------------- ------------------------


Independent Auditors
--------------------------------------------------------------------------------
         Deloitte & Touche LLP, 411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, serves as the Fund's independent auditors. Their services include examination of the Fund's financial statements.

Financial Statements
--------------------------------------------------------------------------------
         The Fund's audited financial statements are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 1999 as filed with the SEC.


Appendix A
--------------------------------------------------------------------------------

                        RATINGS OF CORPORATE OBLIGATIONS,
                      COMMERCIAL PAPER, AND PREFERRED STOCK

                        Ratings of Corporate Obligations

Moody's Investors Service, Inc.

         Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:       Bonds rated B generally lack characteristics of desirable
investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa:     Bonds rated Caa are of poor standing.  Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

         Ca:      Bonds rated Ca represent obligations that are speculative in a high degree.  Such bonds are often in default or have other marked shortcomings.

         Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Corporation

         AAA:     Bonds rated AAA have the highest rating assigned by Standard &
Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA:      Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

         A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

         BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            Commercial Paper Ratings

Standard & Poor's Corporation

         Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody's Investors Service, Inc.

         Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                 Prime-1 Superior capacity for repayment
                 Prime-2 Strong capacity for repayment
                 Prime-3 Acceptable capacity for repayment

                           Ratings of Preferred Stock

Standard & Poor's Corporation

         Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

         The preferred stock ratings are based on the following considerations:

          1. Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

          2. Nature of and provisions of the issue.

          3. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

          AAA:     This is the highest rating that may be assigned by Standard &
Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

          AA:      A preferred stock issue rated AA also qualifies as a high
quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

          A:       An issue rated A is backed by a sound capacity to pay the
preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

          BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

          BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CC:      The rating CC is reserved for a preferred stock issue in
arrears on dividends or sinking fund payments but that is currently paying.

          C:       A preferred stock rated C is a nonpaying issue.

          D:       A preferred stock rated D is a nonpaying issue with the
issuer in default on debt instruments.

          NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

          Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

          aaa:     An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

          aa:      An issue that is rated aa is considered a high-grade
preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

          a:       An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

          baa:     An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

          ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

          b:       An issue that is rated b generally lacks the characteristics
of a desirable investment.   Assurance of dividend payments and maintenance of
other terms of the issue over any long period of time may be small.

          caa:     An issue that is rated caa is likely to be in arrears on
dividend payments. This rating designation does not purport to indicate the future status of payments.

          ca:      An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

          c:       This is the lowest rated class of preferred or preference
stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                                 KPM FUNDS, INC.
                                     PART C

                                OTHER INFORMATION

ITEM 23.          EXHIBITS
(a)      Articles of Incorporation(1)
(b)      Bylaws(2)
(c)      Instruments Defining Rights of Security Holders(3)
(d)      Amended Management and Investment Advisory Agreement(1)
(e)      Distribution Agreement(1)
(f)      Bonus or Profit Sharing Contracts(1)
(g) Custodian Servicing Agreement between KPM Funds, Inc. and Firstar Mutual Fund Services, LLC dated September 1, 1998(4)
(h)      Other Material Contracts
         (1) Fund Administration Servicing Agreement between KPM Funds, Inc. and Firstar Mutual Fund Services, LLC dated September 1, 1998.(4)
         (2) Fund Accounting Servicing Agreement between KPM Funds, Inc. and Firstar Mutual Fund Services, LLC dated September 1, 1998.(4)
         (3) Transfer Agent Servicing Agreement between KPM Funds, Inc. and Firstar Mutual Fund Services, LLC dated September 1, 1998.(4)
         (4)      Prototype Retirement Plan Documents(1)
(i)      Legal Opinion.(3)
(j)      Other Opinion.  Consent of Deloitte & Touche LLP is filed herewith.
(k)      Omitted Financial Statements(3)
(l)      Subscription Agreement of KPM Investment Management, Inc.
(m)      Rule 12b-1 Plan(1)
(n)      Financial Data Schedule(3)
(o)      Rule 18f-3 Plan(3)

(1)  Filed in Post-effective Amendment No. 2 on October 13, 1995.
(2)  Filed in Pre-effective Amendment No. 1 on June 24, 1994.
(3)  Not Applicable.
(4)  Filed in Post-effective Amendment No. 5 on September 2, 1998.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Kirkpatrick, Pettis, Smith, Polian Inc., a Nebraska corporation
("Kirkpatrick Pettis"), which serves as the distributor of the Registrant, is deemed to be in control of the Registrant as a result of its capacity as Trustee of its employees' 401K Profit Sharing Plan which holds a significant percentage of the shares of the Registrant. Kirkpatrick Pettis, KPM Investment Management, and Kirkpatrick Pettis Trust Company are wholly owned subsidiaries of KFS Corporation, which is a wholly owned subsidiary of Mutual of Omaha Insurance Company, a mutual insurance company organized under Nebraska law.

ITEM 25.          INDEMNIFICATION
     The Nebraska Business Corporation Act allows indemnification of officers and directors of the Registrant under circumstances set forth therein. The Registrant has made such indemnification mandatory. Reference is made to Article 8.d. of the Articles of Incorporation (Exhibit a) and Article XIII of the Bylaws of Registrant (Exhibit b).

     The general effect of such provisions is to require indemnification of persons who are in an official capacity with the corporation against judgments, penalties, fines and reasonable expenses, including attorneys' fees incurred by said person if: (1) the person has not been indemnified by another organization for the same judgments penalties, fines and expenses for the same acts or omissions; (2) the person acted in good faith; (3) the person received no improper personal benefit; (4) in the case of a criminal proceeding, the person had no reasonable cause to believe the conduct was unlawful; (5) in the case of directors, officers and employees of the corporation, or in the case of directors, officers, or employees serving at the request of the corporation for another organization, such person reasonably believed that the conduct was not opposed to the best interests of the corporation. A corporation is permitted to maintain insurance on behalf of any officer, director, employee or agent of the corporation, or any person serving as such at the request of the corporation, against any liability of such person.

     Nevertheless, Article 8.d. of the Articles of Incorporation prohibits any indemnification which would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Article XIII of the Fund's Bylaws prohibits any indemnification inconsistent with the guidelines set forth in Investment Company Act Releases No. 7221 (June 9, 1972) and No. 11330 (September 2, 1980). Such Releases prohibit indemnification in cases involving willful misfeasance, bad faith, gross negligence and reckless disregard of duty and establish procedures for the determination of entitlement to indemnification and expense advances.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification by the Registrant is against public policy as expressed in the Act and, therefore, may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director officer or controlling person and the Securities and Exchange Commission is still of the same opinion, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition to the indemnification provisions contained in the Registrant's Articles and Bylaws, there are also indemnification and hold harmless provisions contained in the Investment Advisory Agreement, Distribution Agreement, Fund
Administration Servicing Agreement, Transfer Agent Servicing Agreement, Fund Accountant Servicing Agreement and Custodian Servicing Agreement. Finally, the Registrant has also included in its Articles of Incorporation (See Article X of the Articles of Incorporation [Exhibit a]) a provision which eliminates the liability of outside directors to monetary damages for breach of fiduciary duty of such directors. Such limitation of liability does not eliminate or limit liability of such directors for any act or omission not in good faith which involves intentional misconduct or a knowing violation of law, any transaction from which such director derived an improper direct or indirect financial benefit, for paying a dividend or approving a stock repurchase which was in violation of the Nebraska Business Corporation Act and for any act or omission which violates a declaratory or injunctive order obtained by the Registrant or its shareholders.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                                       Position With                            Business Connections
           Name                           Advisor                         (Present and for past two years)
----------------------------    -----------------------------    ----------------------------------------------------
Randall D. Greer*               Chairman of the Board,           Director, Butler Holdings, Inc.
                                President and CEO
Rodney D. Cerny*                Director, Executive Vice         Director and Secretary, Smeal Manufacturing, Inc.,
                                President and Chief              Board Member, University of Nebraska, CBA Alumni
                                Investment Officer               Board
Brian P. McGinty*               Secretary                        Executive Vice President and General Counsel for
                                                                 Kirkpatrick, Pettis, Smith , Polian Inc.; Partner
                                                                 for Kutak, Rock and Huie.
Jeffrey N. Sime*                Treasurer
Bruce H. Van Kooten*            First Vice President and
                                Portfolio Manager
Patrick M. Miner                Vice President and               Vice President, Mutual Asset Management Co. and
                                Portfolio Manager                Vice President and Portfolio Manager, Mutual of
                                                                 Omaha Insurance Company and United of Omaha
                                                                 Insurance Company
John W. Weekly                  Director                         Vice Chairman and Chief Executive Officer, Mutual
                                                                 of Omaha Insurance Company and United of Omaha
                                                                 Insurance Company; Director of Companion Life
                                                                 Insurance Company; Kirkpatrick, Pettis, Smith,
                                                                 Polian Inc.; Tele-Trip Company, Inc., Omaha
                                                                 Financial Insurance Company; Omaha Property and
                                                                 Casualty Insurance Company; United World Life
                                                                 Insurance Company; Norwest Bank Nebraska, N.A.;
                                                                 Health Insurance Association of America; Omaha
                                                                 Airport Authority; and Bellevue College.
John A. Sturgeon                Director                         President, Mutual of Omaha Insurance Company,
                                                                 United of Omaha Insurance Company and United Arts
                                                                 of Omaha; Director of Kirkpatrick, Pettis, Smith,
                                                                 Polian Inc.; Mutual of Omaha Marketing
                                                                 Corporation; Omaha Property and Casualty Insurance
                                                                 Company; Tele-Trip Company, Inc.; Companion Life
                                                                 Insurance Company; United World Life Insurance
                                                                 Company; The Omaha Indemnity Company, and Omaha
                                                                 Chamber of Commerce; Trustee, University of
                                                                 Nebraska-Lincoln School of Accountancy.
Peter N. Lahti                  Director                         Chairman of the Board, President and Chief
                                                                 Executive Officer, Kirkpatrick, Pettis, Smith,
                                                                 Polian Inc.; Director of KFS Corporation; Child
                                                                 Saving Institute; American Red Cross; and
                                                                 Chairman, PSA PAC.

* See caption "Management of the Fund" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement.


ITEM 27.          PRINCIPAL UNDERWRITERS
         (a)      Not applicable.
         (b)

                                                     Position and Offices                     Positions and Offices
                Name                                   with Underwriter                          with Registrant
-------------------------------------   ------------------------------------------------    ---------------------------
Samuel C. Doyle (1)                     Executive Vice President, Fixed Income Capital      None
                                        Markets, Denver, CO
Peter N. Lahti (2)                      Chairman of the Board, President and Chief          None
                                        Executive Officer
Brian P. McGinty(2)                     Executive Vice President, General Counsel,          Secretary
                                        Omaha, NE
Jeffrey N. Sime (2)                     Executive Vice President, Treasurer and Chief       Treasurer
                                        Financial Officer, Omaha, NE

(1)  One Norwest Center, 1700 Lincoln St., Ste. 1300, Denver, CO  80203
(2)  10250 Regency Circle, Omaha, NE  68114

         (c)      Not applicable


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
         All required accounts, books and records will be maintained by KPM Investment Management, Inc. and Kirkpatrick, Pettis, Smith, Polian Inc., 10250 Regency Circle, Omaha, Nebraska 68114. Separate ledger accounts will be maintained by Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 29. MANAGEMENT SERVICES
         Not applicable.

ITEM 30. UNDERTAKINGS
         Not applicable


SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on the 27th day of October, 1999. The undersigned hereby certifies that this Post-Effective Amendment meets all the requirements for effectiveness pursuant to Rule 485(b).

                                       KPM FUNDS, INC.

                               By:/s/  Rodney D. Cerny
                                       Rodney D. Cerny
                                       President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities indicated on October 27, 1999:

         Signatures

/s/  Rodney D. Cerny
Rodney D. Cerny, President, Director
and Principal Executive Officer

/s/  Randall D. Greer*
Randall D. Greer, Chairman and Director

/s/  Jeffrey N. Sime*
Jeffrey N. Sime, Treasurer and
Principal Financial Officer

/s/  Donald L. Stroh*
Donald L. Stroh, Director

/s/  William G. Campbell*
William G. Campbell, Director

/s/  Herbert H. Davis*
Herbert H. Davis, Jr., Director


*Signed as attorney in fact by:
/s/  Rodney D. Cerny
Rodney D. Cerny
Attorney-in-fact